The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (8.9%)
	Activision Blizzard, Inc.	914,042	$72,218,458
	AT&T, Inc.	21,707,840	553,549,920
# *	Charter Communications, Inc., Class A	136,105	80,756,541
	Comcast Corp., Class A	13,782,625	688,993,424
# *	Discovery, Inc., Class A	1,025,284	28,615,676
*	Discovery, Inc., Class C	1,512,068	41,355,060
*	DISH Network Corp., Class A	655,458	20,581,381
	Electronic Arts, Inc.	14,953	1,983,665
	Fox Corp., Class A	1,012,263	41,108,000
	Fox Corp., Class B	398,625	14,820,878
	Interpublic Group of Cos., Inc.	975,627	34,673,784
# *	Liberty Broadband Corp., Class A	27,366	4,005,014
*	Liberty Broadband Corp., Class C	255,397	37,903,469
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,152,599
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,562	4,731,789
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,267,078
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	16,681,749
#	Lumen Technologies, Inc.	6,413,688	79,273,184
# *	Madison Square Garden Entertainment Corp.	8,266	585,481
	News Corp., Class A	579,629	12,890,949
	News Corp., Class B	64,856	1,442,397
#	Omnicom Group, Inc.	60,652	4,570,735
*	T-Mobile U.S., Inc.	1,375,885	148,829,480
	Verizon Communications, Inc.	6,976,588	371,363,779
#	ViacomCBS, Inc., Class A	2,909	106,411
	ViacomCBS, Inc., Class B	1,966,931	65,793,842
*	Walt Disney Co.	2,075,362	296,714,505
*	Zynga, Inc., Class A	10,500	95,235
TOTAL COMMUNICATION SERVICES			2,633,064,483
CONSUMER DISCRETIONARY — (6.9%)
	Advance Auto Parts, Inc.	260,851	60,389,615
*	Aptiv PLC	207,039	28,277,387
	Aramark	806,008	27,638,014
#	Autoliv, Inc.	417,162	41,315,725
*	AutoNation, Inc.	16,300	1,776,700
	BorgWarner, Inc.	1,106,571	48,523,138
*	Capri Holdings Ltd.	28,630	1,719,804
# *	CarMax, Inc.	375,975	41,797,141
# *	Carnival Corp.	1,380,879	27,355,213
#	Dick's Sporting Goods, Inc.	20,800	2,400,320
*	Dollar Tree, Inc.	541,818	71,097,358
	DR Horton, Inc.	2,915,899	260,156,509
	eBay, Inc.	1,390,849	83,548,300
	Ford Motor Co.	7,664,173	155,582,712
#	Gap, Inc.	339,415	6,133,229
	Garmin Ltd.	539,512	67,126,083
*	General Motors Co.	4,580,910	241,551,384
	Gentex Corp.	1,383,656	43,446,798
	Genuine Parts Co.	7,025	935,941
#	Hasbro, Inc.	36,378	3,364,238
*	Hyatt Hotels Corp., Class A	135,848	12,445,035
#	Lear Corp.	354,145	59,255,541

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class A	1,101,303	$105,846,231
	Lennar Corp., Class B	37,985	3,066,529
	Lithia Motors, Inc.	108,700	31,754,531
	LKQ Corp.	1,704,698	93,570,873
	MGM Resorts International	1,571,958	67,154,046
*	Mohawk Industries, Inc.	537,937	84,924,114
	Newell Brands, Inc.	423,698	9,834,031
*	Norwegian Cruise Line Holdings Ltd.	89,903	1,872,680
	PulteGroup, Inc.	2,270,502	119,632,750
	PVH Corp.	91,456	8,689,235
#	Qurate Retail, Inc., Class A	63,525	446,581
	Ralph Lauren Corp.	234,179	25,956,400
# *	Royal Caribbean Cruises Ltd.	573,904	44,655,470
	Tapestry, Inc.	359,369	13,638,054
	Target Corp.	115,628	25,487,880
	Toll Brothers, Inc.	125,328	7,390,592
*	Veoneer, Inc.	289,615	10,197,344
#	Whirlpool Corp.	492,212	103,458,040
TOTAL CONSUMER DISCRETIONARY			2,043,411,566
CONSUMER STAPLES — (6.1%)
	Archer-Daniels-Midland Co.	1,132,777	84,958,275
	Bunge Ltd.	586,403	57,971,801
	Campbell Soup Co.	75,842	3,346,149
	Conagra Brands, Inc.	713,685	24,807,691
	Constellation Brands, Inc., Class A	326,670	77,665,793
*	Darling Ingredients, Inc.	496,900	31,687,313
	General Mills, Inc.	1,929,641	132,527,744
#	Hormel Foods Corp.	256,836	12,192,005
#	Ingredion, Inc.	6,180	585,246
	J M Smucker Co.	671,754	94,435,177
	Keurig Dr Pepper, Inc.	148,700	5,643,165
	Kraft Heinz Co.	921,270	32,981,466
	Kroger Co.	3,344,736	145,797,042
#	McCormick & Co., Inc.	34,185	3,429,097
#	Molson Coors Beverage Co., Class B	452,391	21,560,955
	Mondelez International, Inc., Class A	3,256,041	218,252,428
*	Pilgrim's Pride Corp.	6,211	173,722
*	Post Holdings, Inc.	169,638	17,951,093
	Seaboard Corp.	13	49,660
	Tyson Foods, Inc., Class A	1,703,838	154,861,836
# *	U.S. Foods Holding Corp.	810,698	28,585,211
	Walgreens Boots Alliance, Inc.	2,964,353	147,506,205
	Walmart, Inc.	3,565,991	498,561,202
TOTAL CONSUMER STAPLES			1,795,530,276
ENERGY — (9.3%)
	Baker Hughes Co.	835,609	22,929,111
	Cabot Oil & Gas Corp.	79,737	1,746,240
	Chevron Corp.	3,112,039	408,704,082
	ConocoPhillips	5,239,620	464,335,124
#	Continental Resources, Inc.	7,637	396,666
	Devon Energy Corp.	1,255,473	63,489,270
	Diamondback Energy, Inc.	4,467	563,557
	EOG Resources, Inc.	1,171,923	130,645,976
	Exxon Mobil Corp.	7,009,525	532,443,519
	Halliburton Co.	1,791,236	55,062,595
	Hess Corp.	1,054,481	97,318,051

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	HollyFrontier Corp.	392	$13,783
	Kinder Morgan, Inc.	4,353,789	75,581,777
	Marathon Oil Corp.	57,701	1,123,438
	Marathon Petroleum Corp.	1,362,907	97,788,577
	NOV, Inc.	23,459	385,197
	Occidental Petroleum Corp.	3,965,259	149,371,307
	ONEOK, Inc.	1,043,234	63,303,439
	Phillips 66	938,504	79,575,754
	Pioneer Natural Resources Co.	483,420	105,815,804
	Schlumberger NV	4,645,370	181,494,606
	Targa Resources Corp.	438,261	25,892,460
	Valero Energy Corp.	903,791	74,987,539
	Williams Cos., Inc.	3,596,718	107,685,737
TOTAL ENERGY			2,740,653,609
FINANCIALS — (20.5%)
	Aflac, Inc.	1,552,844	97,549,660
*	Alleghany Corp.	32,173	21,362,872
	Allstate Corp.	789,887	95,315,664
	Ally Financial, Inc.	2,929,513	139,796,360
	American Financial Group, Inc.	352,608	45,937,770
	American International Group, Inc.	1,394,312	80,521,518
	Apollo Global Management, Inc.	140,892	9,862,440
*	Arch Capital Group Ltd.	522,976	24,224,248
	Assurant, Inc.	225,564	34,400,766
	Axis Capital Holdings Ltd.	3,443	196,182
	Bank of America Corp.	8,091,151	373,325,707
	Bank of New York Mellon Corp.	2,367,972	140,326,021
*	Berkshire Hathaway, Inc., Class B	1,865,663	583,989,832
#	BOK Financial Corp.	6,114	626,991
	Capital One Financial Corp.	1,481,334	217,356,138
	Charles Schwab Corp.	3,700	324,490
	Chubb Ltd.	588,566	116,112,300
	Citigroup, Inc.	4,211,758	274,269,681
	Citizens Financial Group, Inc.	925,776	47,649,691
#	CNA Financial Corp.	188,355	8,647,378
	Comerica, Inc.	155,103	14,390,456
	East West Bancorp, Inc.	105,524	9,110,942
	Equitable Holdings, Inc.	10,374	348,981
	Everest Re Group Ltd.	89,259	25,296,001
	Fidelity National Financial, Inc.	33,039	1,663,514
	Fifth Third Bancorp	4,059,593	181,179,636
	First Horizon Corp.	75,600	1,293,516
#	Franklin Resources, Inc.	55,372	1,770,243
	Goldman Sachs Group, Inc.	1,053,078	373,505,705
	Hartford Financial Services Group, Inc.	2,301,121	165,381,566
	Huntington Bancshares, Inc.	3,232,098	48,675,396
	Invesco Ltd.	245,316	5,558,861
	Jefferies Financial Group, Inc.	303,442	11,118,115
	JPMorgan Chase & Co.	5,104,253	758,491,996
	KeyCorp	3,705,439	92,858,301
	Lincoln National Corp.	402,639	28,176,677
	Loews Corp.	912,236	54,424,000
#	M&T Bank Corp.	167,424	28,358,277
*	Markel Corp.	1,271	1,566,813
	MetLife, Inc.	948,349	63,596,284
	Morgan Stanley	3,667,848	376,101,134
	Northern Trust Corp.	7,507	875,616
	Old Republic International Corp.	748,155	19,175,213

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	People's United Financial, Inc.	396,896	$7,691,844
	PNC Financial Services Group, Inc.	1,111,011	228,857,156
	Principal Financial Group, Inc.	1,640,730	119,871,734
	Prosperity Bancshares, Inc.	10,200	747,150
	Prudential Financial, Inc.	735,801	82,093,318
	Raymond James Financial, Inc.	2,229	235,984
	Regions Financial Corp.	5,577,353	127,944,478
	Reinsurance Group of America, Inc.	83,474	9,585,319
	RenaissanceRe Holdings Ltd.	3,923	616,578
	Signature Bank	400	121,852
	State Street Corp.	482,583	45,604,093
	Synchrony Financial	1,231,284	52,440,386
	Synovus Financial Corp.	13,039	648,821
	Travelers Cos., Inc.	1,136,535	188,869,386
	Truist Financial Corp.	2,893,413	181,764,205
	U.S. Bancorp	1,398,004	81,349,853
	Unum Group	30,296	768,912
	Wells Fargo & Co.	5,541,842	298,151,100
	WR Berkley Corp.	258,623	21,853,643
	Zions Bancorp NA	744,970	50,523,865
TOTAL FINANCIALS			6,074,452,629
HEALTH CARE — (16.1%)
	Abbott Laboratories	290,207	36,989,784
	AbbVie, Inc.	6,916	946,731
	Anthem, Inc.	786,917	347,022,528
	Baxter International, Inc.	706,909	60,398,305
	Becton Dickinson & Co.	199,514	50,704,488
*	Biogen, Inc.	479,729	108,418,754
*	Bio-Rad Laboratories, Inc., Class A	28,609	17,157,676
*	Boston Scientific Corp.	50,481	2,165,635
	Bristol-Myers Squibb Co.	4,561,315	295,983,730
*	Catalent, Inc.	24,420	2,537,971
*	Centene Corp.	1,087,849	84,591,138
	Cerner Corp.	330,250	30,118,800
*	Change Healthcare, Inc.	290,410	5,715,269
	Cigna Corp.	1,001,524	230,811,221
	Cooper Cos., Inc.	6,954	2,769,778
	CVS Health Corp.	4,319,030	460,019,885
	Danaher Corp.	975,510	278,791,003
*	DaVita, Inc.	307,559	33,330,169
	DENTSPLY SIRONA, Inc.	322,766	17,242,160
*	Elanco Animal Health, Inc.	80,232	2,089,241
# *	Envista Holdings Corp.	11,130	481,261
	Gilead Sciences, Inc.	2,088,294	143,424,032
*	Henry Schein, Inc.	212,926	16,033,328
*	Hologic, Inc.	133,759	9,395,232
	Humana, Inc.	455,535	178,797,487
*	IQVIA Holdings, Inc.	9,921	2,429,653
*	Jazz Pharmaceuticals PLC	216,185	30,030,258
*	Laboratory Corp. of America Holdings	750,531	203,664,092
	McKesson Corp.	123,372	31,672,060
	Medtronic PLC	1,794,733	185,736,918
	Merck & Co., Inc.	67,073	5,465,108
#	PerkinElmer, Inc.	121,202	20,867,348
	Perrigo Co. PLC	16,298	620,465
	Pfizer, Inc.	17,490,571	921,578,186
	Quest Diagnostics, Inc.	971,775	131,209,061
*	Regeneron Pharmaceuticals, Inc.	146,315	89,045,846

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	STERIS PLC	209,232	$46,951,661
*	Syneos Health, Inc.	13,905	1,259,237
	Teleflex, Inc.	400	124,076
	Thermo Fisher Scientific, Inc.	758,947	441,175,891
*	United Therapeutics Corp.	40,188	8,112,752
	UnitedHealth Group, Inc.	5,974	2,823,133
#	Universal Health Services, Inc., Class B	541,236	70,393,154
*	Vertex Pharmaceuticals, Inc.	181,623	44,143,470
	Viatris, Inc.	3,416,293	51,141,906
	Zimmer Biomet Holdings, Inc.	367,080	45,158,182
TOTAL HEALTH CARE			4,749,538,063
INDUSTRIALS — (12.4%)
	AECOM	555,241	38,383,810
	AGCO Corp.	370,490	43,421,428
*	Alaska Air Group, Inc.	3,970	217,318
	AMERCO	84,561	51,493,421
	AMETEK, Inc.	193,136	26,415,211
	Arcosa, Inc.	75,409	3,518,584
*	Builders FirstSource, Inc.	591,900	40,243,281
*	CACI International, Inc., Class A	2,200	544,412
	Canadian Pacific Railway Ltd.	868,596	62,017,754
	Carlisle Cos., Inc.	344,730	77,026,471
	Carrier Global Corp.	2,108,684	100,542,053
	CSX Corp.	1,802,425	61,678,984
	Cummins, Inc.	514,912	113,733,763
	Deere & Co.	1,688	635,363
*	Delta Air Lines, Inc.	20,719	822,337
	Dover Corp.	414,398	70,410,364
	Eaton Corp. PLC	1,056,808	167,430,091
	Emerson Electric Co.	244,394	22,472,028
	FedEx Corp.	974,034	239,475,999
# *	Fluor Corp.	363	7,638
	Fortive Corp.	270,555	19,084,950
	Fortune Brands Home & Security, Inc.	521,389	49,099,202
	General Dynamics Corp.	429,452	91,086,769
	General Electric Co.	705,939	66,697,117
# *	GXO Logistics, Inc.	844,422	68,575,511
	Howmet Aerospace, Inc.	1,598,924	49,710,547
	Hubbell, Inc.	31,189	5,841,388
	Huntington Ingalls Industries, Inc.	720	134,784
	Ingersoll Rand, Inc.	798,380	44,876,940
	Jacobs Engineering Group, Inc.	285,488	37,164,828
*	JetBlue Airways Corp.	59,076	864,282
	Johnson Controls International PLC	1,549,925	112,633,050
	L3Harris Technologies, Inc.	195,162	40,845,455
	Leidos Holdings, Inc.	736,625	65,891,106
	ManpowerGroup, Inc.	148,673	15,591,338
# *	MasTec, Inc.	895	77,086
*	Middleby Corp.	62,449	11,565,555
	Nielsen Holdings PLC	793,801	14,971,087
	Norfolk Southern Corp.	782,675	212,879,773
	Northrop Grumman Corp.	131,418	48,611,518
	nVent Electric PLC	13,164	455,343
#	Oshkosh Corp.	169,740	19,318,109
	Otis Worldwide Corp.	1,228,006	104,908,553
	Owens Corning	522,134	46,313,286
	PACCAR, Inc.	1,006,846	93,626,610
	Parker-Hannifin Corp.	388,828	120,540,568

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Pentair PLC	1,022,156	$65,111,337
	Quanta Services, Inc.	681,204	69,973,275
	Raytheon Technologies Corp.	1,985,308	179,054,929
	Republic Services, Inc.	1,835,706	234,346,228
	Roper Technologies, Inc.	9,729	4,253,130
*	Sensata Technologies Holding PLC	672,107	38,552,058
	Snap-on, Inc.	314,577	65,510,660
*	Southwest Airlines Co.	1,308,526	58,569,624
	Stanley Black & Decker, Inc.	768,993	134,304,627
	Textron, Inc.	1,538,724	104,725,555
	Trane Technologies PLC	504,559	87,339,163
*	United Airlines Holdings, Inc.	715,389	30,675,880
*	United Rentals, Inc.	246,104	78,782,812
	Westinghouse Air Brake Technologies Corp.	314,577	27,965,895
*	XPO Logistics, Inc.	618,632	40,934,879
TOTAL INDUSTRIALS			3,681,955,117
INFORMATION TECHNOLOGY — (9.9%)
*	Akamai Technologies, Inc.	143,163	16,399,322
	Amdocs Ltd.	720,716	54,695,137
	Analog Devices, Inc.	607,683	99,641,781
*	Arrow Electronics, Inc.	474,688	58,861,312
	Avnet, Inc.	5,178	208,984
# *	Cerence, Inc.	658	41,776
*	Ciena Corp.	76,500	5,072,715
	Cisco Systems, Inc.	270,002	15,031,011
	Cognizant Technology Solutions Corp., Class A	1,614,854	137,940,829
	Concentrix Corp.	94,091	18,911,350
	Corning, Inc.	4,000,592	168,184,888
	Dolby Laboratories, Inc., Class A	16,857	1,480,887
*	DXC Technology Co.	784,579	23,600,136
*	F5, Inc.	108	22,423
	Fidelity National Information Services, Inc.	807,687	96,857,825
*	First Solar, Inc.	1,083	84,885
*	Fiserv, Inc.	500,034	52,853,594
*	FleetCor Technologies, Inc.	6,406	1,526,293
*	Flex Ltd.	1,342,960	21,729,093
	Global Payments, Inc.	246,990	37,018,861
	Hewlett Packard Enterprise Co.	7,817,029	127,652,084
	HP, Inc.	9,358,742	343,746,594
	Intel Corp.	12,597,551	615,012,440
	International Business Machines Corp.	472,514	63,113,695
*	IPG Photonics Corp.	3,170	489,670
	Jabil, Inc.	219,735	13,511,505
	Juniper Networks, Inc.	1,211,205	42,174,158
*	Kyndryl Holdings, Inc.	94,502	1,595,194
	Marvell Technology, Inc.	1,148,850	82,027,890
	Microchip Technology, Inc.	2,564	198,659
	Micron Technology, Inc.	3,863,654	317,862,815
#	MKS Instruments, Inc.	1,502	233,306
# *	Nuance Communications, Inc.	4,368	241,332
*	ON Semiconductor Corp.	1,841,567	108,652,453
*	Qorvo, Inc.	523,064	71,806,226
*	salesforce.com, Inc.	128,124	29,805,486
	Skyworks Solutions, Inc.	308,879	45,256,951
	SS&C Technologies Holdings, Inc.	383,504	30,630,464
#	TD SYNNEX Corp.	94,091	9,839,096
	TE Connectivity Ltd.	987,862	141,274,145
*	Teledyne Technologies, Inc.	5,448	2,295,951

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vontier Corp.	23,227	$652,911
*	Western Digital Corp.	1,180,996	61,104,733
#	Xerox Holdings Corp.	31,592	666,907
TOTAL INFORMATION TECHNOLOGY			2,920,007,767
MATERIALS — (7.6%)
	Air Products & Chemicals, Inc.	379,320	107,013,759
	Albemarle Corp.	500,961	110,582,131
#	Alcoa Corp.	535	30,340
#	Amcor PLC	1,181,325	14,187,713
*	Arconic Corp.	200,334	6,196,331
	Ball Corp.	644	62,532
	Celanese Corp.	78,858	12,278,979
	CF Industries Holdings, Inc.	1,279,908	88,147,264
# *	Cleveland-Cliffs, Inc.	19,366	331,933
	Corteva, Inc.	1,073,383	51,608,255
	Dow, Inc.	2,444,152	145,989,199
	DuPont de Nemours, Inc.	587,079	44,970,251
#	Eastman Chemical Co.	841,060	100,027,266
	FMC Corp.	25,480	2,812,228
	Freeport-McMoRan, Inc.	5,250,755	195,433,101
	Huntsman Corp.	8,221	294,559
	International Flavors & Fragrances, Inc.	429,686	56,684,177
	International Paper Co.	2,105,441	101,587,528
*	Linde PLC	856,468	272,939,222
	LyondellBasell Industries NV, Class A	981,675	94,957,423
	Martin Marietta Materials, Inc.	263,699	102,610,555
	Mosaic Co.	660,597	26,390,850
	Newmont Corp.	2,121,499	129,772,094
	Nucor Corp.	1,991,500	201,938,100
	Packaging Corp. of America	118,549	17,857,036
	PPG Industries, Inc.	2,452	383,002
	Reliance Steel & Aluminum Co.	435,518	66,581,992
#	Royal Gold, Inc.	6,364	646,264
	Sonoco Products Co.	20,622	1,168,030
	Steel Dynamics, Inc.	1,692,329	93,958,106
*	Sylvamo Corp.	191,403	5,701,895
	Valvoline, Inc.	601,600	19,816,704
	Vulcan Materials Co.	528,084	100,499,666
	Westlake Chemical Corp.	372,164	36,713,979
	WestRock Co.	593,589	27,400,068
TOTAL MATERIALS			2,237,572,532
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	935,141	94,767,189
*	Howard Hughes Corp.	4,513	434,647
*	Jones Lang LaSalle, Inc.	218,089	54,694,540
# *	Zillow Group, Inc., Class C	6,600	333,168
TOTAL REAL ESTATE			150,229,544
UTILITIES — (0.2%)
	MDU Resources Group, Inc.	20,335	597,239
	NRG Energy, Inc.	1,169,432	46,695,420

The U.S. Large Cap Value Series
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	1,084,247	$23,647,427
TOTAL UTILITIES		70,940,086
TOTAL COMMON STOCKS Cost ($16,654,117,670)		29,097,355,672

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	267,878,359	267,878,359
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	17,698,663	204,755,831
TOTAL INVESTMENTS — (100.0%)
(Cost $17,126,739,940)^^			$29,569,989,862

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	03/18/22	$207,181,640	$198,637,425	$(8,544,215)
Total Futures Contracts			$207,181,640	$198,637,425	$(8,544,215)
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,633,064,483	—	—	$2,633,064,483
Consumer Discretionary	2,043,411,566	—	—	2,043,411,566
Consumer Staples	1,795,530,276	—	—	1,795,530,276
Energy	2,740,653,609	—	—	2,740,653,609
Financials	6,074,452,629	—	—	6,074,452,629
Health Care	4,749,538,063	—	—	4,749,538,063
Industrials	3,681,955,117	—	—	3,681,955,117
Information Technology	2,920,007,767	—	—	2,920,007,767
Materials	2,237,572,532	—	—	2,237,572,532
Real Estate	150,229,544	—	—	150,229,544
Utilities	70,940,086	—	—	70,940,086
Temporary Cash Investments	267,878,359	—	—	267,878,359
Securities Lending Collateral	—	$204,755,831	—	204,755,831
Futures Contracts**	(8,544,215)	—	—	(8,544,215)
TOTAL	$29,356,689,816	$204,755,831	—	$29,561,445,647
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (5.5%)
	Ansell Ltd.	38,888	$739,336
	Aurizon Holdings Ltd.	4,273,516	10,691,717
	Australia & New Zealand Banking Group Ltd.	6,888,410	130,182,931
	Bank of Queensland Ltd.	1,276,264	6,942,551
#	Bendigo & Adelaide Bank Ltd.	691,070	4,220,952
	BlueScope Steel Ltd.	3,134,039	41,077,362
	Challenger Ltd.	118,130	482,546
	Cleanaway Waste Management Ltd.	4,838,776	9,877,891
*	Crown Resorts Ltd.	161,839	1,394,421
	Downer EDI Ltd.	1,206,883	4,668,497
	Fortescue Metals Group Ltd.	240,333	3,374,780
	Harvey Norman Holdings Ltd.	2,695,782	9,395,733
	IGO Ltd.	379,319	3,209,422
	Incitec Pivot Ltd.	6,400,695	14,987,057
	Lendlease Corp. Ltd.	1,673,113	11,839,856
	National Australia Bank Ltd.	5,251,351	101,327,148
	Newcrest Mining Ltd.	795,338	12,336,775
	Northern Star Resources Ltd.	413,716	2,465,716
	Orica Ltd.	268,438	2,659,560
	Origin Energy Ltd.	3,515,673	14,067,964
	OZ Minerals Ltd.	435,715	7,558,401
	QBE Insurance Group Ltd.	976,946	7,756,599
	Qube Holdings Ltd.	608,346	1,255,426
	Rio Tinto Ltd.	98,107	7,800,063
	Santos Ltd.	9,204,868	46,887,126
	Seven Group Holdings Ltd.	124,781	1,929,615
	South32 Ltd.	12,345,066	33,964,938
	Suncorp Group Ltd.	3,668,708	28,813,640
	Tabcorp Holdings Ltd.	2,668,586	9,376,292
#	TPG Telecom Ltd.	238,910	1,003,042
	Westpac Banking Corp.	8,060,284	116,252,910
	Woodside Petroleum Ltd.	2,175,104	38,866,942
	Worley Ltd.	703,009	5,792,547
TOTAL AUSTRALIA			693,199,756
AUSTRIA — (0.0%)
	Erste Group Bank AG	20,625	964,024
	Raiffeisen Bank International AG	31,813	894,176
TOTAL AUSTRIA			1,858,200
BELGIUM — (0.6%)
	Ageas SA	382,351	18,404,293
	KBC Group NV	534,486	46,483,897
	Solvay SA	113,690	13,698,415
TOTAL BELGIUM			78,586,605
CANADA — (10.3%)
#	AltaGas Ltd.	240,628	4,942,609
#	ARC Resources Ltd.	1,579,259	18,499,128
	Bank of Montreal	1,628,992	184,370,908
#	Bank of Nova Scotia	2,193,862	157,904,644
	Barrick Gold Corp.	2,761,104	52,870,841
	Cameco Corp.	82,292	1,598,933
#	Canadian Imperial Bank of Commerce	1,155,809	145,123,721

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Natural Resources Ltd.	3,965,263	$201,885,422
#	Cenovus Energy, Inc.	1,730,634	25,178,902
#	Endeavour Mining PLC	549,867	12,250,508
	Fairfax Financial Holdings Ltd.	97,836	47,242,054
	First Quantum Minerals Ltd.	1,542,558	37,995,110
#	Great-West Lifeco, Inc.	202,161	6,315,394
	iA Financial Corp., Inc.	170,895	11,119,636
#	Imperial Oil Ltd.	707,220	28,938,549
	Kinross Gold Corp.	4,622,914	24,984,793
	Lundin Mining Corp.	2,996,201	24,961,467
	Magna International, Inc.	62,649	5,050,136
#	Manulife Financial Corp.	2,426,806	50,528,096
	Nutrien Ltd.	895,582	62,511,610
	Onex Corp.	143,116	10,280,393
	Pembina Pipeline Corp.	117,029	3,715,671
#	Sun Life Financial, Inc.	57,328	3,244,765
	Suncor Energy, Inc.	2,734,400	78,125,184
	Teck Resources Ltd.,Class B	1,443,038	44,546,632
	Toronto-Dominion Bank	175,978	14,085,336
	Tourmaline Oil Corp.	748,518	26,686,729
	West Fraser Timber Co. Ltd.	205,298	19,002,763
TOTAL CANADA			1,303,959,934
DENMARK — (1.8%)
#	AP Moller - Maersk AS, Class A	4,146	13,890,153
	AP Moller - Maersk AS, Class B	5,816	20,891,905
	Carlsberg AS, Class B	288,439	46,707,101
#	Chr Hansen Holding AS	30,733	2,464,646
	Danske Bank AS	884,653	17,172,206
# *	Demant AS	45,830	2,027,672
	DSV AS	309,306	62,844,994
	Rockwool International AS, Class B	19,106	7,317,790
	Tryg AS	271,178	6,425,782
#	Vestas Wind Systems AS	1,776,085	48,061,556
TOTAL DENMARK			227,803,805
FINLAND — (1.0%)
	Fortum Oyj	208,573	5,677,301
*	Nokia Oyj	4,351,573	25,951,144
	Nordea Bank Abp	3,720,119	44,211,691
	Stora Enso Oyj, Class R	1,249,200	25,430,022
	UPM-Kymmene Oyj	596,205	21,729,580
TOTAL FINLAND			122,999,738
FRANCE — (10.3%)
	Arkema SA	237,138	35,065,145
	AXA SA	1,974,356	62,529,820
	BNP Paribas SA	1,819,966	129,926,250
	Bollore SA	1,717,699	9,258,751
	Bouygues SA	1,023,747	36,104,543
	Carrefour SA	2,495,917	47,501,270
	Cie de Saint-Gobain	1,784,858	120,776,817
	Cie Generale des Etablissements Michelin SCA	598,594	100,159,027
	CNP Assurances	565,829	13,927,975
	Credit Agricole SA	1,053,519	15,849,608
	Danone SA	224,511	13,998,500
	Eiffage SA	118,478	12,448,861
	Electricite de France SA	1,705,570	16,404,525

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Engie SA	3,415,604	$52,538,145
	Faurecia SE	47,286	2,061,722
	Orange SA	5,978,647	70,233,874
	Publicis Groupe SA	431,125	29,213,406
*	Renault SA	383,338	15,234,777
	Sanofi	682,839	71,399,018
	Societe Generale SA	1,357,954	50,407,703
	TotalEnergies SE	6,840,727	389,014,454
	Valeo	156,647	4,384,331
	Vinci SA	29,858	3,272,632
	Vivendi SE	253,853	3,326,837
TOTAL FRANCE			1,305,037,991
GERMANY — (7.2%)
	Allianz SE	559,039	143,534,671
	BASF SE	836,330	64,053,585
	Bayer AG	880,173	53,473,903
	Bayerische Motoren Werke AG	1,003,964	106,262,461
*	Commerzbank AG	770,402	6,652,650
*	Continental AG	148,327	14,380,319
Ω	Covestro AG	280,742	16,842,549
	Daimler AG	2,568,275	204,932,233
*	Daimler Truck Holding AG	1,284,137	45,270,801
*	Deutsche Bank AG	3,421,901	47,595,200
	Evonik Industries AG	356,215	11,621,046
	Fresenius Medical Care AG & Co. KGaA	56,608	3,848,969
	Fresenius SE & Co. KGaA	800,141	33,030,104
	HeidelbergCement AG	448,245	31,192,725
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,654	20,151,895
	RWE AG	765,485	32,289,891
# *	Siemens Energy AG	219,304	4,932,773
*	Talanx AG	162,600	7,782,236
	Telefonica Deutschland Holding AG	3,595,005	10,320,435
	Uniper SE	236,980	10,723,296
	United Internet AG	1,408	55,217
*	Vitesco Technologies Group AG, Class A	29,665	1,468,602
	Volkswagen AG	111,321	32,236,120
TOTAL GERMANY			902,651,681
HONG KONG — (2.0%)
Ω	BOC Aviation Ltd.	647,400	5,442,811
	BOC Hong Kong Holdings Ltd.	5,291,500	20,432,266
# *	Cathay Pacific Airways Ltd.	5,644,999	4,715,603
	CK Asset Holdings Ltd.	3,513,803	23,456,065
	CK Hutchison Holdings Ltd.	7,657,984	54,427,776
	CK Infrastructure Holdings Ltd.	451,500	2,782,309
	Hang Lung Properties Ltd.	5,009,000	10,716,361
	Hang Seng Bank Ltd.	191,900	3,799,199
	Henderson Land Development Co. Ltd.	2,336,485	10,217,901
	HKT Trust & HKT Ltd.	2,883,000	3,934,127
	MTR Corp. Ltd.	2,070,933	11,209,599
	New World Development Co. Ltd.	4,946,042	20,191,273
	Sino Land Co. Ltd.	9,990,332	12,944,411
	Sun Hung Kai Properties Ltd.	3,383,420	41,279,437
	Swire Pacific Ltd., Class A	1,680,000	10,177,572
	Swire Pacific Ltd., Class B	2,855,000	2,830,205
Ω	WH Group Ltd.	18,702,696	12,512,285
TOTAL HONG KONG			251,069,200

The DFA International Value Series
CONTINUED
		Shares	Value»
IRELAND — (0.4%)
	CRH PLC	293,793	$14,745,584
#	CRH PLC, Sponsored ADR	528,926	26,663,160
# *,*	Flutter Entertainment PLC	39,960	6,087,885
TOTAL IRELAND			47,496,629
ISRAEL — (0.4%)
#	Bank Hapoalim BM	1,314,285	13,639,302
	Bank Leumi Le-Israel BM	1,257,612	13,487,878
	Israel Discount Bank Ltd., Class A	2,027,988	13,599,375
#	Phoenix Holdings Ltd.	328,718	3,924,595
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	796,262	6,712,489
TOTAL ISRAEL			51,363,639
ITALY — (1.7%)
	Assicurazioni Generali SpA	240,875	5,069,153
	Eni SpA	3,485,359	52,354,241
	Intesa Sanpaolo SpA	20,892,247	62,088,383
	Mediobanca Banca di Credito Finanziario SpA	345,692	3,960,460
	Stellantis NV	140,172	2,706,563
	Telecom Italia SpA	63,812,045	30,073,312
	Telecom Italia SpA	6,225,918	2,780,290
#	Telecom Italia SpA, Sponsored ADR	1,712,869	8,050,484
	UniCredit SpA	3,337,194	53,039,406
	UnipolSai Assicurazioni SpA	142,450	415,911
TOTAL ITALY			220,538,203
JAPAN — (19.7%)
	Acom Co. Ltd.	66,600	186,919
	AEON Financial Service Co. Ltd.	15,000	157,431
	AGC, Inc.	895,500	41,099,318
	Air Water, Inc.	14,300	217,967
	Aisin Corp.	609,000	22,114,598
	Alfresa Holdings Corp.	176,100	2,510,986
	Alps Alpine Co. Ltd.	352,800	3,847,802
	Amada Co. Ltd.	907,100	8,782,089
	Aozora Bank Ltd.	253,300	5,694,921
	Asahi Group Holdings Ltd.	50,400	2,057,363
	Asahi Kasei Corp.	1,769,400	17,477,994
	Bank of Kyoto Ltd.	113,679	5,300,019
	Bridgestone Corp.	369,800	16,193,994
	Brother Industries Ltd.	410,100	7,552,427
	Canon Marketing Japan, Inc.	153,000	3,124,879
	Canon, Inc.	615,400	14,554,657
	Chiba Bank Ltd.	1,064,000	6,878,409
	Coca-Cola Bottlers Japan Holdings, Inc.	331,157	3,884,591
	COMSYS Holdings Corp.	10,700	254,598
	Concordia Financial Group Ltd.	2,530,100	10,397,076
	Credit Saison Co. Ltd.	393,600	4,393,481
	Dai Nippon Printing Co. Ltd.	457,000	10,970,341
	Daicel Corp.	1,087,400	8,021,086
	Dai-ichi Life Holdings, Inc.	1,076,847	24,239,235
	Daio Paper Corp.	39,000	634,524
	Daiwa House Industry Co. Ltd.	321,200	9,373,632
	Daiwa Securities Group, Inc.	3,723,000	22,433,670
	DeNA Co. Ltd.	139,700	2,172,354
	Denka Co. Ltd.	234,800	8,269,243
	DIC Corp.	361,500	9,274,390
	Dowa Holdings Co. Ltd.	189,000	8,193,866

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ebara Corp.	137,600	$6,744,001
	ENEOS Holdings, Inc.	5,498,403	21,898,076
	Fuji Media Holdings, Inc.	57,000	575,083
	FUJIFILM Holdings Corp.	24,800	1,662,493
	Fukuoka Financial Group, Inc.	386,600	7,592,493
	Fukuyama Transporting Co. Ltd.	50,893	1,601,824
	Hankyu Hanshin Holdings, Inc.	581,700	16,939,942
	Haseko Corp.	441,400	5,604,702
	Hino Motors Ltd.	185,100	1,608,965
	Hitachi Construction Machinery Co. Ltd.	9,200	233,931
	Hitachi Ltd.	627,000	32,588,954
	Honda Motor Co. Ltd.	3,522,000	103,732,661
	Idemitsu Kosan Co. Ltd.	523,138	13,403,653
	IHI Corp.	236,700	4,779,728
	Iida Group Holdings Co. Ltd.	674,550	14,033,755
	Inpex Corp.	2,704,683	27,342,971
	Isetan Mitsukoshi Holdings Ltd.	549,300	4,317,975
	Isuzu Motors Ltd.	1,169,200	14,322,699
#	ITOCHU Corp.	693,400	22,276,490
	Izumi Co. Ltd.	3,900	107,880
	J Front Retailing Co. Ltd.	712,300	6,390,247
	Japan Post Holdings Co. Ltd.	1,170,410	9,990,069
	Japan Post Insurance Co. Ltd.	97,800	1,714,792
	JFE Holdings, Inc.	1,257,295	16,152,275
	JGC Holdings Corp.	257,700	2,532,228
	JTEKT Corp.	572,800	4,982,617
	Kajima Corp.	660,500	7,977,256
	Kamigumi Co. Ltd.	342,200	6,612,497
	Kaneka Corp.	244,908	7,977,872
	Kawasaki Heavy Industries Ltd.	677,300	13,125,089
	Keihan Holdings Co. Ltd.	6,600	153,047
	Kinden Corp.	222,800	3,184,729
	Kokuyo Co. Ltd.	20,200	294,489
	Komatsu Ltd.	561,800	14,117,438
	Konica Minolta, Inc.	5,300	22,342
	K's Holdings Corp.	403,300	3,968,746
	Kuraray Co. Ltd.	1,529,300	13,738,984
	Kyocera Corp.	179,600	11,076,165
	Lixil Corp.	961,800	22,015,740
	Mabuchi Motor Co. Ltd.	73,100	2,301,527
	Marubeni Corp.	2,948,900	30,343,999
	Maruichi Steel Tube Ltd.	15,500	345,276
*	Mazda Motor Corp.	1,020,400	7,860,908
	Mebuki Financial Group, Inc.	1,258,420	2,807,247
	Medipal Holdings Corp.	329,250	5,924,870
	Mitsubishi Chemical Holdings Corp.	3,181,900	24,959,407
	Mitsubishi Corp.	1,817,600	61,711,918
	Mitsubishi Electric Corp.	1,343,300	16,822,681
	Mitsubishi Estate Co. Ltd.	84,800	1,221,325
	Mitsubishi Gas Chemical Co., Inc.	727,100	13,927,827
	Mitsubishi HC Capital, Inc.	2,653,300	13,703,450
	Mitsubishi Heavy Industries Ltd.	724,500	19,676,978
	Mitsubishi Logistics Corp.	89,600	2,162,818
	Mitsubishi Materials Corp.	518,200	9,243,918
*	Mitsubishi Motors Corp.	1,740,000	4,968,061
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	11,985,394
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	61,787,170
	Mitsui & Co. Ltd., Sponsored ADR	10,506	5,212,342
	Mitsui & Co. Ltd.	1,295,000	32,291,304

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	823,660	$22,028,482
	Mitsui Fudosan Co. Ltd.	940,400	20,159,667
#	Mitsui OSK Lines Ltd.	295,100	22,853,266
	Mizuho Financial Group, Inc.	2,369,480	32,096,978
	Morinaga Milk Industry Co. Ltd.	2,700	130,902
	MS&AD Insurance Group Holdings, Inc.	445,453	15,278,824
	Nagase & Co. Ltd.	21,700	346,607
	NEC Corp.	559,810	21,840,034
	NGK Insulators Ltd.	130,100	2,198,394
	NGK Spark Plug Co. Ltd.	270,400	4,596,777
	NH Foods Ltd.	314,767	12,138,726
	Nikon Corp.	695,200	7,255,778
	Nippon Electric Glass Co. Ltd.	55,300	1,381,412
	Nippon Express Holdings, Inc.	308,324	18,272,421
	Nippon Shokubai Co. Ltd.	84,400	3,974,586
	Nippon Steel Corp.	1,079,293	17,640,565
*	Nissan Motor Co. Ltd.	4,749,500	25,137,144
	Nisshin Seifun Group, Inc.	50,200	704,917
	Nitto Denko Corp.	19,300	1,502,691
	NOK Corp.	258,720	2,766,213
	Nomura Holdings, Inc.	3,219,302	14,221,414
	Nomura Real Estate Holdings, Inc.	521,500	12,211,879
	NSK Ltd.	1,027,500	7,008,609
	Obayashi Corp.	2,342,282	18,977,511
	Oji Holdings Corp.	3,568,100	18,993,266
	ORIX Corp.	2,569,100	52,993,140
	Otsuka Holdings Co. Ltd.	63,700	2,173,273
	Panasonic Corp.	1,927,800	21,224,125
	Rengo Co. Ltd.	899,500	6,712,210
	Resona Holdings, Inc.	2,821,139	12,123,665
	Ricoh Co. Ltd.	1,326,600	11,202,358
	Sega Sammy Holdings, Inc.	52,200	876,472
	Seiko Epson Corp.	524,700	8,172,990
	Seino Holdings Co. Ltd.	481,500	4,777,181
	Sekisui Chemical Co. Ltd.	40,900	715,095
#	Sekisui House Ltd.	1,200,200	24,316,245
	Seven & I Holdings Co. Ltd.	757,600	38,530,501
	Shimamura Co. Ltd.	61,300	5,608,711
	Shimizu Corp.	995,300	6,627,133
	Shizuoka Bank Ltd.	851,000	6,686,706
	Showa Denko KK	278,300	5,781,340
	SoftBank Group Corp.	1,666,380	73,819,866
	Sojitz Corp.	666,340	10,442,727
	Sompo Holdings, Inc.	490,056	22,931,406
	Stanley Electric Co. Ltd.	18,900	441,775
	Subaru Corp.	379,484	6,907,120
	Sumitomo Chemical Co. Ltd.	8,266,400	41,687,868
	Sumitomo Corp.	1,110,400	17,161,684
	Sumitomo Dainippon Pharma Co. Ltd.	149,931	1,631,884
	Sumitomo Electric Industries Ltd.	2,834,000	37,574,568
	Sumitomo Forestry Co. Ltd.	598,600	10,538,710
	Sumitomo Heavy Industries Ltd.	524,600	13,777,281
	Sumitomo Metal Mining Co. Ltd.	378,664	17,490,375
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	46,196,871
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	16,074,844
	Sumitomo Realty & Development Co. Ltd.	273,800	8,471,421
	Sumitomo Rubber Industries Ltd.	770,500	8,017,667
	Suzuken Co. Ltd.	74,900	2,223,064
	Suzuki Motor Corp.	141,900	6,041,267

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T&D Holdings, Inc.	1,301,400	$19,232,482
	Taiheiyo Cement Corp.	528,721	10,519,541
	Taisei Corp.	100,500	3,294,496
	Taisho Pharmaceutical Holdings Co. Ltd.	31,100	1,527,388
	Takeda Pharmaceutical Co. Ltd.	2,595,871	75,236,607
	TBS Holdings, Inc.	70,800	1,058,843
	TDK Corp.	43,200	1,560,163
	Teijin Ltd.	855,090	10,779,890
	THK Co. Ltd.	25,300	632,163
	Toda Corp.	717,800	4,637,127
	Tokai Carbon Co. Ltd.	37,200	385,826
	Tokio Marine Holdings, Inc.	248,119	14,806,167
	Tokyo Tatemono Co. Ltd.	870,300	12,973,078
	Tokyu Fudosan Holdings Corp.	2,556,700	14,006,063
	Toppan, Inc.	599,800	11,409,418
	Toray Industries, Inc.	2,709,300	17,122,267
	Tosoh Corp.	1,241,700	19,428,250
	Toyo Seikan Group Holdings Ltd.	416,349	5,071,473
	Toyo Tire Corp.	25,300	357,722
	Toyoda Gosei Co. Ltd.	265,400	5,577,941
	Toyota Boshoku Corp.	4,100	72,674
	Toyota Industries Corp.	235,800	18,394,419
	Toyota Motor Corp.	13,034,250	257,598,109
	Toyota Tsusho Corp.	524,100	21,254,089
	Tsumura & Co.	24,700	700,557
	Ube Industries Ltd.	504,100	9,063,502
	Yamada Holdings Co. Ltd.	1,918,800	6,475,688
	Yamaha Motor Co. Ltd.	698,000	16,621,827
	Yamazaki Baking Co. Ltd.	61,200	875,028
	Yokohama Rubber Co. Ltd.	563,500	8,215,036
	Zeon Corp.	404,300	4,691,517
TOTAL JAPAN			2,484,165,135
NETHERLANDS — (4.5%)
Ω	ABN AMRO Bank NV	838,120	13,451,038
	Aegon NV	2,455,829	13,854,543
#	Aegon NV	405,108	2,296,962
	Akzo Nobel NV	272,880	28,245,134
	ArcelorMittal SA	652,213	19,373,343
#	ArcelorMittal SA	590,702	17,520,225
	Coca-Cola Europacific Partners PLC	81,705	4,696,326
#	Heineken NV	255,246	27,374,276
	ING Groep NV	4,722,058	69,834,995
	Koninklijke Ahold Delhaize NV	4,233,273	137,262,193
	Koninklijke DSM NV	265,753	49,818,166
	Koninklijke KPN NV	4,007,248	13,217,933
	Koninklijke Philips NV	991,539	32,981,844
	Koninklijke Philips NV	33,022	1,098,972
#	NN Group NV	651,196	36,442,313
	Randstad NV	272,591	17,733,044
	Shell PLC	283,225	7,275,686
Ω	Signify NV	9,094	481,699
	Stellantis NV	3,408,525	65,819,348
	Universal Music Group NV	253,853	6,267,410
TOTAL NETHERLANDS			565,045,450
NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	9,396,987

The DFA International Value Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus Ltd.	297,294	$1,361,362
	EBOS Group Ltd.	225,352	5,793,274
	Fletcher Building Ltd.	1,466,314	6,236,344
#	Fonterra Co-operative Group Ltd.	293,628	678,626
	Ryman Healthcare Ltd.	148,330	969,904
	Summerset Group Holdings Ltd.	329,970	2,659,648
TOTAL NEW ZEALAND			27,096,145
NORWAY — (1.1%)
	Austevoll Seafood ASA	164,785	2,182,412
	DNB Bank ASA	1,885,402	44,872,931
Ω	Elkem ASA	112,134	409,000
	Equinor ASA	902,881	24,890,459
	Leroy Seafood Group ASA	21,841	182,057
	Norsk Hydro ASA	3,579,188	27,507,167
	Schibsted ASA, Class A	9,681	286,796
	Schibsted ASA, Class B	5,526	144,814
	SpareBank 1 SR-Bank ASA	369,350	5,518,983
	Storebrand ASA	1,260,839	13,442,277
	Subsea 7 SA	453,890	3,412,468
*	Wallenius Wilhelmsen ASA	7,824	42,392
	Yara International ASA	228,157	11,715,365
TOTAL NORWAY			134,607,121
PORTUGAL — (0.1%)
	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	273,356	5,746,342
	Galp Energia SGPS SA	97,497	1,075,029
TOTAL PORTUGAL			6,821,371
SINGAPORE — (0.6%)
	City Developments Ltd.	1,395,500	7,330,528
	Frasers Property Ltd.	492,700	405,703
	Hongkong Land Holdings Ltd.	1,361,700	7,374,849
	Jardine Cycle & Carriage Ltd.	53,300	801,278
	Keppel Corp. Ltd.	6,501,200	27,410,425
	Olam International Ltd.	399,410	499,066
	Oversea-Chinese Banking Corp. Ltd.	664,100	6,181,617
# *	Singapore Airlines Ltd.	3,794,200	14,152,763
	Singapore Land Group Ltd.	1,068,870	2,062,500
	UOL Group Ltd.	1,226,474	6,651,135
	Yangzijiang Shipbuilding Holdings Ltd.	4,594,100	4,407,816
TOTAL SINGAPORE			77,277,680
SPAIN — (2.0%)
	Banco Bilbao Vizcaya Argentaria SA	9,200,845	58,743,992
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	7,530,575
	Banco Santander SA	42,993,563	150,761,312
	CaixaBank SA	724,209	2,330,055
	Repsol SA	2,232,109	28,364,754
TOTAL SPAIN			247,730,688
SWEDEN — (2.6%)
	AFRY AB	41,992	941,808
	BillerudKorsnas AB	476,923	7,583,065
	Boliden AB	1,195,043	48,390,316

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bure Equity AB	94,745	$3,269,105
Ω	Dometic Group AB	380,509	4,215,020
	Electrolux AB, Class B	23,638	491,840
#	Getinge AB, Class B	481,418	18,821,312
	Holmen AB, Class A	5,562	270,828
	Holmen AB, Class B	197,104	9,573,279
	Husqvarna AB, Class B	170,464	2,370,125
#	Industrivarden AB, Class A	19,406	613,461
	Intrum AB	31,684	953,864
# *	Millicom International Cellular SA	137,201	3,662,421
*	Pandox AB	75,798	1,101,970
	Peab AB, Class B	562,219	6,319,372
	Saab AB, Class B	77,854	1,846,230
	Securitas AB, Class B	77,531	936,438
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	33,681,128
#	Skandinaviska Enskilda Banken AB, Class C	14,462	202,098
	Skanska AB, Class B	211,601	5,180,598
	SKF AB, Class B	1,179,544	25,858,112
*	SSAB AB, Class A	297,834	1,763,289
*	SSAB AB, Class B	660,685	3,439,904
	Svenska Cellulosa AB SCA, Class A	38,099	662,584
	Svenska Cellulosa AB SCA, Class B	581,885	10,132,733
	Svenska Handelsbanken AB, Class A	1,224,329	13,048,355
#	Svenska Handelsbanken AB, Class B	37,204	450,826
#	Swedbank AB, Class A	798,149	15,626,327
	Tele2 AB, Class B	580,670	8,448,780
	Telefonaktiebolaget LM Ericsson, Class B	462,176	5,770,773
#	Telia Co. AB	6,786,020	26,746,385
	Trelleborg AB, Class B	645,792	16,260,321
	Volvo AB, Class A	179,649	4,109,284
	Volvo AB, Class B	2,155,006	48,630,767
TOTAL SWEDEN			331,372,718
SWITZERLAND — (8.8%)
	ABB Ltd.	1,558,417	54,033,088
	Adecco Group AG	399,943	19,050,570
#	Alcon, Inc.	561,848	43,302,519
	Baloise Holding AG	105,344	18,453,785
	Barry Callebaut AG	484	1,111,084
	Cie Financiere Richemont SA, Class A	626,852	91,102,781
	Credit Suisse Group AG	1,363,427	12,959,932
#	Credit Suisse Group AG, Sponsored ADR	1,195,011	11,388,455
	Holcim Ltd.	1,372,633	74,311,663
	Julius Baer Group Ltd.	716,015	46,791,349
	Novartis AG, Sponsored ADR	1,301,844	113,143,262
#	Novartis AG	1,706,093	148,241,551
	SIG Combibloc Group AG	168,360	3,911,658
	Swatch Group AG	47,812	13,947,819
	Swatch Group AG	123,912	6,955,807
	Swiss Life Holding AG	69,548	44,761,767
	Swiss Prime Site AG	120,516	11,916,193
	Swiss Re AG	399,672	43,547,402
	Swisscom AG	76,438	43,690,044
# *	UBS Group AG	7,263,744	134,887,744
	Vifor Pharma AG	55,433	9,819,791
	Zurich Insurance Group AG	344,357	164,708,790
TOTAL SWITZERLAND			1,112,037,054

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (15.4%)
	Abrdn Plc	1,341,721	$4,387,944
Ω	Airtel Africa PLC	31,927	66,062
	Anglo American PLC	1,391,761	61,356,451
	Aviva PLC	13,916,649	82,163,873
#	Barclays PLC, Sponsored ADR	7,035,082	76,612,043
	Barclays PLC	191,609	514,052
	Barratt Developments PLC	968,048	8,051,290
	Bellway PLC	124,123	4,776,143
	BP PLC, Sponsored ADR	6,143,082	189,944,095
	BP PLC	7,690,578	39,867,354
#	British American Tobacco PLC, Sponsored ADR	838,885	36,046,888
	British American Tobacco PLC	3,024,009	129,109,990
	BT Group PLC	23,587,515	62,475,557
	DS Smith PLC	1,303,840	6,658,645
	Glencore PLC	23,897,614	124,497,332
	HSBC Holdings PLC	13,535,003	96,333,197
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	82,672,185
	Investec PLC	8,746	50,366
	J Sainsbury PLC	7,868,098	30,918,054
	Kingfisher PLC	7,975,671	35,765,738
	Lloyds Banking Group PLC	164,752,825	114,333,652
#	Lloyds Banking Group PLC, ADR	1,844,768	5,054,664
	M&G PLC	2,610,724	7,640,849
	Melrose Industries PLC	4,376,981	8,915,978
	Natwest Group PLC	5,175,515	17,010,784
#	Natwest Group PLC, Sponsored ADR	686,481	4,537,639
	Pearson PLC	309,149	2,581,222
#	Pearson PLC, Sponsored ADR	1,015,920	8,635,320
	Phoenix Group Holdings PLC	577,549	5,170,456
	Royal Mail PLC	1,700,149	10,159,508
	Shell PLC	8,601,910	442,138,174
	Standard Chartered PLC	4,078,355	29,701,636
	Tesco PLC	2,630,005	10,563,866
	Vodafone Group PLC	58,351,986	102,458,177
#	Vodafone Group PLC, Sponsored ADR	4,011,201	70,236,134
#	WPP PLC, Sponsored ADR	67,769	5,279,883
	WPP PLC	1,392,269	21,831,497
TOTAL UNITED KINGDOM			1,938,516,698
TOTAL COMMON STOCKS			12,131,235,441
PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
	Bayerische Motoren Werke AG	152,008	13,155,708
	Porsche Automobil Holding SE	307,547	28,801,445
	Volkswagen AG	601,156	125,204,076
TOTAL GERMANY			167,161,229
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	26,399	249,214
TOTAL INVESTMENT SECURITIES (Cost $10,267,532,507)			12,298,645,884

The DFA International Value Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	27,410,194	$317,108,530
TOTAL INVESTMENTS — (100.0%)
(Cost $10,584,566,107)^^			$12,615,754,414

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	509	03/18/22	$118,629,928	$114,633,163	$(3,996,765)
Total Futures Contracts			$118,629,928	$114,633,163	$(3,996,765)
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$693,199,756	—	$693,199,756
Austria	—	1,858,200	—	1,858,200
Belgium	—	78,586,605	—	78,586,605
Canada	$1,303,959,934	—	—	1,303,959,934
Denmark	—	227,803,805	—	227,803,805
Finland	—	122,999,738	—	122,999,738
France	—	1,305,037,991	—	1,305,037,991
Germany	65,870,060	836,781,621	—	902,651,681
Hong Kong	—	251,069,200	—	251,069,200
Ireland	26,663,160	20,833,469	—	47,496,629
Israel	6,712,489	44,651,150	—	51,363,639
Italy	8,050,484	212,487,719	—	220,538,203
Japan	17,197,736	2,466,967,399	—	2,484,165,135
Netherlands	20,916,159	544,129,291	—	565,045,450
New Zealand	—	27,096,145	—	27,096,145
Norway	—	134,607,121	—	134,607,121
Portugal	—	6,821,371	—	6,821,371
Singapore	—	77,277,680	—	77,277,680
Spain	7,530,575	240,200,113	—	247,730,688
Sweden	—	331,372,718	—	331,372,718
Switzerland	152,419,040	959,618,014	—	1,112,037,054
United Kingdom	921,157,025	1,017,359,673	—	1,938,516,698

The DFA International Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$167,161,229	—	$167,161,229
Rights/Warrants
Canada	—	249,214	—	249,214
Securities Lending Collateral	—	317,108,530	—	317,108,530
Futures Contracts**	$(3,996,765)	—	—	(3,996,765)
TOTAL	$2,526,479,897	$10,085,277,752	—	$12,611,757,649
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (3.4%)
	Ambev SA, ADR	1,736,862	$4,915,319
*	Americanas SA	288,067	1,720,229
	Atacadao SA	554,889	1,741,963
	B3 SA - Brasil Bolsa Balcao	2,880,371	7,930,364
	Banco Bradesco SA	720,380	2,550,450
	Banco BTG Pactual SA	541,804	2,466,131
	Banco do Brasil SA	430,450	2,647,501
	Banco Inter SA	78,934	127,095
	Banco Santander Brasil SA	214,624	1,328,542
	BB Seguridade Participacoes SA	353,143	1,538,903
#	Braskem SA, Sponsored ADR	67,098	1,266,139
*	BRF SA	654,723	2,753,237
	CCR SA	1,602,786	3,923,884
	Centrais Eletricas Brasileiras SA	133,977	890,388
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,026,408
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	289,623
	Cia Energetica de Minas Gerais	166,025	582,171
	Cia Paranaense de Energia	21,800	26,069
	Cia Paranaense de Energia, Sponsored ADR	17,400	114,144
	Cia Paranaense de Energia	39,800	261,506
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,599,917
	Cia Siderurgica Nacional SA	201,965	971,392
	Cosan SA	519,496	2,325,459
	CPFL Energia SA	146,500	798,148
	Diagnosticos da America SA	4,700	25,792
	Energisa SA	228,135	1,875,312
*	Eneva SA	222,000	552,272
	Engie Brasil Energia SA	142,776	1,094,326
	Equatorial Energia SA	862,421	3,728,967
	Gerdau SA, Sponsored ADR	750,154	3,923,305
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	33,143
Ω	Hapvida Participacoes e Investimentos SA	467,407	1,114,362
	Hypera SA	368,936	2,161,466
	Itau Unibanco Holding SA	217,203	903,564
	JBS SA	920,000	6,079,509
	Klabin SA	1,184,590	5,550,291
	Localiza Rent a Car SA	229,414	2,531,715
	Lojas Renner SA	794,567	4,207,684
	Magazine Luiza SA	1,102,502	1,453,365
*	Natura & Co. Holding SA	519,291	2,219,903
	Neoenergia SA	95,100	294,428
	Notre Dame Intermedica Participacoes SA	166,492	2,232,393
*	Petro Rio SA	599,305	2,699,643
	Petroleo Brasileiro SA, Sponsored ADR	1,194,442	14,500,526
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,042,238
	Petroleo Brasileiro SA	2,733,556	18,156,441
	Porto Seguro SA	267,974	1,000,720
	Raia Drogasil SA	524,885	2,289,286
*	Rumo SA	1,196,224	3,518,770
	Sendas Distribuidora SA	947,288	2,235,272
	Suzano SA	480,607	5,358,079
#	Suzano SA, Sponsored ADR	74,273	831,114
	Telefonica Brasil SA	248,062	2,320,807
	TIM SA	1,144,280	2,859,569
	TOTVS SA	323,491	1,770,943

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	204,563	$582,088
	Usinas Siderurgicas de Minas Gerais SA Usiminas	40,000	110,130
	Vale SA, Sponsored ADR	332,416	5,046,083
	Vale SA	2,768,213	42,158,406
	Vibra Energia SA	790,830	3,410,483
	WEG SA	667,966	4,045,458
*	XP, Inc.	37,807	1,256,661
TOTAL BRAZIL			202,969,496
CHILE — (0.5%)
	Banco de Chile, ADR	128,473	2,578,439
	Banco de Credito e Inversiones SA	44,964	1,628,844
	Banco Santander Chile, ADR	78,503	1,576,340
	CAP SA	95,505	1,073,226
	Cencosud SA	2,183,461	4,023,970
	Cencosud Shopping SA	306,396	362,237
	Cia Cervecerias Unidas SA	13,557	112,357
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	375,642
	Cia Sud Americana de Vapores SA	20,095,825	1,746,627
	Embotelladora Andina SA, ADR, Class B	24,029	300,362
	Empresa Nacional de Telecomunicaciones SA	128,589	533,304
	Empresas CMPC SA	882,894	1,620,972
	Empresas COPEC SA	218,377	1,830,725
	Enel Americas SA, ADR	334,279	1,972,247
#	Enel Chile SA, ADR	417,102	842,546
	Falabella SA	406,186	1,445,591
	Plaza SA	228,768	267,460
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	4,836,678
TOTAL CHILE			27,127,567
CHINA — (29.6%)
*	360 Security Technology, Inc., Class A	409,600	677,489
*	51job, Inc., ADR	36,065	1,817,676
	AAC Technologies Holdings, Inc.	1,558,000	4,730,672
	Addsino Co. Ltd., Class A	183,400	429,499
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	254,793
	AECC Aviation Power Co. Ltd., Class A	79,700	607,575
	Agile Group Holdings Ltd.	2,346,000	1,243,602
	Agricultural Bank of China Ltd., Class H	16,150,000	6,144,666
	Aier Eye Hospital Group Co. Ltd., Class A	226,236	1,159,501
*	Air China Ltd., Class H	1,830,000	1,379,617
*	Alibaba Group Holding Ltd., Sponsored ADR	925,778	116,453,615
*	Alibaba Group Holding Ltd.	714,100	11,192,490
*	Alibaba Health Information Technology Ltd.	2,422,000	1,825,580
*	Aluminum Corp. of China Ltd., ADR	6,024	77,529
*	Aluminum Corp. of China Ltd., Class H	7,864,000	4,138,559
	Angang Steel Co. Ltd., Class H	468,000	205,360
	Angel Yeast Co. Ltd., Class A	72,000	651,817
	Anhui Conch Cement Co. Ltd., Class H	2,090,000	11,055,109
	Anhui Gujing Distillery Co. Ltd., Class A	18,116	599,625
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,819	412,176
	Anhui Jinhe Industrial Co. Ltd., Class A	27,900	180,703
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	781,355
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	411,520
	Anjoy Foods Group Co. Ltd., Class A	14,400	304,089
	ANTA Sports Products Ltd.	665,200	9,988,158
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	607,213
	Asymchem Laboratories Tianjin Co. Ltd., Class A	7,200	370,101

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Autel Intelligent Technology Corp. Ltd., Class A	16,425	$162,635
	Autobio Diagnostics Co. Ltd., Class A	47,984	365,347
	Avary Holding Shenzhen Co. Ltd., Class A	112,776	648,379
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	298,609
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	196,751
	AVICOPTER PLC, Class A	22,704	198,955
	Bafang Electric Suzhou Co. Ltd., Class A	8,500	275,339
*	Baidu, Inc., Sponsored ADR	137,226	21,920,481
*	Baidu, Inc., Class A	783,900	15,528,182
	Bank of Beijing Co. Ltd., Class A	1,062,508	752,145
	Bank of Changsha Co. Ltd., Class A	436,484	541,043
	Bank of Chengdu Co. Ltd., Class A	347,250	771,782
	Bank of China Ltd., Class H	43,694,181	17,031,666
	Bank of Communications Co. Ltd., Class H	10,379,515	6,961,975
	Bank of Guiyang Co. Ltd., Class A	348,995	359,042
	Bank of Hangzhou Co. Ltd., Class A	352,304	787,792
	Bank of Jiangsu Co. Ltd., Class A	742,270	772,444
	Bank of Nanjing Co. Ltd., Class A	787,380	1,223,658
	Bank of Ningbo Co. Ltd., Class A	317,342	1,964,171
	Bank of Shanghai Co. Ltd., Class A	713,983	791,493
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	1,131,426
*	BeiGene Ltd., ADR	741	179,752
*	BeiGene Ltd.	196,700	3,561,667
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	20,700	284,074
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	408,820
	Beijing Dabeinong Technology Group Co. Ltd., Class A	404,252	586,034
	Beijing Easpring Material Technology Co. Ltd., Class A	34,600	474,450
	Beijing Enlight Media Co. Ltd., Class A	258,706	430,478
	Beijing New Building Materials PLC, Class A	172,803	885,699
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	1,037,394
	Beijing Originwater Technology Co. Ltd., Class A	293,800	306,393
	Beijing Shiji Information Technology Co. Ltd., Class A	87,729	438,485
	Beijing Shougang Co. Ltd., Class A	257,300	226,959
	Beijing Shunxin Agriculture Co. Ltd., Class A	62,300	268,531
	Beijing Tiantan Biological Products Corp. Ltd., Class A	64,347	285,508
	Beijing Tongrentang Co. Ltd., Class A	36,400	241,778
	Beijing United Information Technology Co. Ltd., Class A	11,200	202,146
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	449,197
	Betta Pharmaceuticals Co. Ltd., Class A	19,406	190,966
	BGI Genomics Co. Ltd., Class A	34,100	449,149
*	Bilibili, Inc., Class Z	83,940	2,932,782
	BOC International China Co. Ltd., Class A	179,500	343,271
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,536,491
#	Bosideng International Holdings Ltd.	3,082,000	1,502,277
*	BTG Hotels Group Co. Ltd., Class A	75,200	305,791
	BYD Co. Ltd., Class H	448,886	13,276,726
	BYD Electronic International Co. Ltd.	1,438,000	4,349,199
	By-health Co. Ltd., Class A	124,793	493,992
	Caitong Securities Co. Ltd., Class A	421,300	649,171
* Ω	CanSino Biologics, Inc., Class H	39,000	653,312
	CECEP Solar Energy Co. Ltd., Class A	241,000	334,720
	CECEP Wind-Power Corp., Class A	356,800	286,852
	Centre Testing International Group Co. Ltd., Class A	27,300	91,184
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,353,590
	Chacha Food Co. Ltd., Class A	31,000	267,828
	Changchun High & New Technology Industry Group, Inc., Class A	20,700	576,046
	Changjiang Securities Co. Ltd., Class A	649,070	718,703
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,700	476,251
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	838,374

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengtun Mining Group Co. Ltd., Class A	229,600	$318,775
*	Chengxin Lithium Group Co. Ltd., Class A	32,529	233,068
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	203,200	457,602
	China Baoan Group Co. Ltd., Class A	129,234	265,409
	China Cinda Asset Management Co. Ltd., Class H	3,106,000	568,051
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,384,938
#	China Coal Energy Co. Ltd., Class H	4,150,777	2,323,030
††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	651,208
	China Conch Venture Holdings Ltd.	1,669,000	7,933,890
	China Construction Bank Corp., Class H	67,107,590	51,494,895
	China CSSC Holdings Ltd., Class A	45,800	147,463
*	China Eastern Airlines Corp. Ltd., ADR	11,904	233,556
*	China Eastern Airlines Corp. Ltd., Class H	2,494,000	971,718
*	China Energy Engineering Corp Ltd	2,502,823	1,042,516
	China Everbright Bank Co. Ltd., Class H	4,295,000	1,613,619
Ω	China Feihe Ltd.	5,546,000	7,690,982
	China Galaxy Securities Co. Ltd., Class H	5,850,000	3,468,904
	China Gas Holdings Ltd.	6,299,200	10,702,224
	China Great Wall Securities Co. Ltd., Class A	196,900	355,130
	China Greatwall Technology Group Co. Ltd., Class A	182,800	367,839
	China Hongqiao Group Ltd.	4,665,000	5,271,110
Ω	China International Capital Corp. Ltd., Class H	1,984,400	5,405,541
	China International Marine Containers Group Co. Ltd., Class H	670,120	1,208,903
	China Jushi Co. Ltd., Class A	396,469	1,023,863
#	China Life Insurance Co. Ltd., ADR	455,615	4,068,642
	China Life Insurance Co. Ltd., Class H	1,945,000	3,419,111
* Ω	China Literature Ltd.	337,200	2,042,206
	China Longyuan Power Group Corp. Ltd., Class H	2,079,000	4,241,759
	China Mengniu Dairy Co. Ltd.	2,224,000	13,145,225
	China Merchants Bank Co. Ltd., Class H	3,099,554	25,906,447
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	373,004
# Ω	China Merchants Securities Co. Ltd., Class H	535,860	754,481
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	459,273	981,561
	China Minmetals Rare Earth Co. Ltd., Class A	41,491	202,024
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,920,507
	China Molybdenum Co. Ltd., Class H	5,802,966	2,981,989
	China National Building Material Co. Ltd., Class H	10,930,000	14,196,452
	China National Medicines Corp. Ltd., Class A	31,900	140,124
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,144,995
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	794,415
	China Oilfield Services Ltd., Class H	3,134,000	3,082,164
	China Overseas Land & Investment Ltd.	6,331,000	18,685,801
	China Pacific Insurance Group Co. Ltd., Class H	3,147,400	9,581,305
	China Petroleum & Chemical Corp., ADR	52,089	2,713,821
	China Petroleum & Chemical Corp., Class H	12,896,800	6,752,633
	China Railway Group Ltd., Class H	5,099,000	3,147,524
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,390,000	845,754
	China Resources Beer Holdings Co. Ltd.	905,611	6,761,183
	China Resources Cement Holdings Ltd.	5,574,000	4,803,270
	China Resources Gas Group Ltd.	1,864,000	9,337,232
	China Resources Land Ltd.	5,314,666	25,689,063
	China Resources Power Holdings Co. Ltd.	1,824,517	4,443,214
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	110,058	600,401
	China Shenhua Energy Co. Ltd., Class H	2,806,500	6,903,001
*	China Southern Airlines Co. Ltd., Sponsored ADR	7,704	242,291
# *	China Southern Airlines Co. Ltd., Class H	1,802,000	1,153,722
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,576,093
	China Suntien Green Energy Corp. Ltd., Class H	673,000	410,099
	China Taiping Insurance Holdings Co. Ltd.	2,617,706	3,703,420

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	$3,001,392
Ω	China Tower Corp. Ltd., Class H	65,984,000	7,970,786
	China TransInfo Technology Co. Ltd., Class A	145,530	311,332
	China Vanke Co. Ltd., Class H	2,897,920	7,491,841
	China Yangtze Power Co. Ltd., Class A	748,847	2,585,140
	China Zhenhua Group Science & Technology Co. Ltd., Class A	36,400	650,182
	China Zheshang Bank Co. Ltd., Class H	82,000	32,703
*	Chongqing Brewery Co. Ltd., Class A	21,500	452,312
	Chongqing Changan Automobile Co. Ltd., Class A	186,420	382,852
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	965,427
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,400,366
	CIFI Holdings Group Co. Ltd.	3,884,150	2,537,487
	CITIC Ltd.	4,725,000	5,306,671
#	CITIC Securities Co. Ltd., Class H	2,177,000	5,829,611
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	144,300	230,106
	CNOOC Energy Technology & Services Ltd., Class A	406,800	172,672
	Contemporary Amperex Technology Co. Ltd., Class A	61,920	5,980,679
# *	COSCO SHIPPING Holdings Co. Ltd., Class H	3,966,299	7,215,607
	Country Garden Holdings Co. Ltd.	13,766,067	11,306,840
	Country Garden Services Holdings Co. Ltd.	1,191,492	7,038,392
Ω	CSC Financial Co. Ltd., Class H	1,105,500	1,246,023
	CSPC Pharmaceutical Group Ltd.	15,225,200	18,504,543
	Daan Gene Co. Ltd., Class A	171,580	479,771
Ω	Dali Foods Group Co. Ltd.	4,496,000	2,598,569
	Daqin Railway Co. Ltd., Class A	883,060	919,379
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	105,675	618,095
	Datang International Power Generation Co. Ltd., Class H	2,826,000	529,424
	DHC Software Co. Ltd., Class A	290,300	328,213
	Do-Fluoride Chemicals Co. Ltd., Class A	31,200	206,566
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	254,923
	Dongfang Electric Corp. Ltd., Class H	305,200	414,174
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	1,257,511
	Dongxing Securities Co. Ltd., Class A	323,718	541,498
	East Group Co. Ltd., Class A	91,600	122,670
	East Money Information Co. Ltd., Class A	325,440	1,626,811
	Ecovacs Robotics Co. Ltd., Class A	14,400	307,400
	ENN Energy Holdings Ltd.	390,000	6,208,904
	ENN Natural Gas Co. Ltd., Class A	245,000	671,053
	Eve Energy Co. Ltd., Class A	38,105	574,125
Ω	Everbright Securities Co. Ltd., Class H	496,800	373,259
	Fangda Carbon New Material Co. Ltd., Class A	374,324	573,237
	FAW Jiefang Group Co. Ltd.	112,300	166,886
	First Capital Securities Co. Ltd., Class A	320,000	328,875
	Flat Glass Group Co. Ltd., Class H	476,000	1,910,968
	Focus Media Information Technology Co. Ltd., Class A	962,400	1,163,596
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	168,421	2,580,073
	Fosun International Ltd.	3,325,222	3,772,946
	Founder Securities Co. Ltd., Class A	411,200	476,928
	Fujian Funeng Co. Ltd., Class A	31,900	63,941
	Fujian Sunner Development Co. Ltd., Class A	154,563	515,206
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	4,087,397
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	18,800	176,902
Ω	Ganfeng Lithium Co. Ltd., Class H	108,200	1,719,334
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,400	633,531
# *	GCL-Poly Energy Holdings Ltd.	20,189,000	6,153,408
	GD Power Development Co. Ltd., Class A	229,600	95,575
# *	GDS Holdings Ltd., ADR	45,771	2,008,431
*	GDS Holdings Ltd., Class A	399,000	2,083,659
	Geely Automobile Holdings Ltd.	8,279,000	17,922,022

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	143,076	$200,838
	Gemdale Corp., Class A	343,800	700,801
*	Genscript Biotech Corp.	624,000	1,987,700
	GF Securities Co. Ltd., Class H	1,335,800	2,315,382
	Gigadevice Semiconductor Beijing, Inc., Class A	23,374	521,118
	Ginlong Technologies Co. Ltd., Class A	12,550	473,357
	GoerTek, Inc., Class A	198,500	1,496,997
*	Gotion High-tech Co. Ltd., Class A	68,900	440,245
	Great Wall Motor Co. Ltd., Class H	1,770,500	4,803,521
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	962,028
	Greenland Holdings Corp. Ltd., Class A	630,275	435,243
	GRG Banking Equipment Co. Ltd., Class A	284,000	507,943
	Guangdong Haid Group Co. Ltd., Class A	81,400	927,885
*	Guangdong HEC Technology Holding Co. Ltd., Class A	116,900	135,728
	Guangdong Investment Ltd.	2,818,000	4,025,326
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	12,200	308,380
*	Guanghui Energy Co. Ltd., Class A	764,600	705,051
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	29,568
	Guangzhou Automobile Group Co. Ltd., Class H	3,083,162	3,028,540
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	190,000	485,165
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	325,484
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	25,901	318,749
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	55,300	664,121
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	28,820	434,377
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	225,855	289,072
	Guosen Securities Co. Ltd., Class A	186,700	323,461
* Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	720,701
	Guoyuan Securities Co. Ltd., Class A	512,240	580,327
	Haier Smart Home Co. Ltd., Class A	258,200	1,138,718
	Haier Smart Home Co. Ltd., Class H	2,847,800	11,416,945
	Haitong Securities Co. Ltd., Class H	3,336,000	3,002,112
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	97,808	391,095
	Hangjin Technology Co. Ltd., Class A	9,200	49,413
	Hangzhou First Applied Material Co. Ltd., Class A	46,465	841,653
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	132,600	645,690
	Hangzhou Robam Appliances Co. Ltd., Class A	111,100	607,468
	Hangzhou Silan Microelectronics Co. Ltd., Class A	18,600	151,185
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	199,217
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	51,400	538,458
	Han's Laser Technology Industry Group Co. Ltd., Class A	128,617	965,980
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,018,000	2,098,517
	Haohua Chemical Science & Technology Co. Ltd., Class A	26,400	160,747
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	344,181
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	365,410
	Henan Shuanghui Investment & Development Co. Ltd., Class A	281,129	1,323,874
	Hengan International Group Co. Ltd.	1,251,500	6,117,721
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	178,421	449,089
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,529,280
	Hengyi Petrochemical Co. Ltd., Class A	347,388	556,170
	Hesteel Co. Ltd., Class A	990,453	372,902
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	637,711
	Hongfa Technology Co. Ltd., Class A	43,493	437,998
	Hongta Securities Co. Ltd., Class A	78,520	130,927
	Hopson Development Holdings Ltd.	177,210	369,246
* Ω	Hua Hong Semiconductor Ltd.	316,000	1,538,283
	Huaan Securities Co. Ltd., Class A	249,210	197,323
	Huadong Medicine Co. Ltd., Class A	150,000	866,922
	Huafon Chemical Co. Ltd., Class A	380,483	569,653
	Huagong Tech Co. Ltd., Class A	50,100	194,467

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	$439,551
	Hualan Biological Engineering, Inc., Class A	104,900	419,406
#	Huaneng Power International, Inc., Sponsored ADR	27,751	596,091
	Huaneng Power International, Inc., Class H	2,110,000	1,110,714
Ω	Huatai Securities Co. Ltd., Class H	1,540,800	2,738,947
	Huaxi Securities Co. Ltd., Class A	159,100	227,534
	Huaxia Bank Co. Ltd., Class A	644,456	572,462
	Huaxin Cement Co. Ltd., Class A	206,300	604,163
	Huayu Automotive Systems Co. Ltd., Class A	235,900	1,030,791
# *	Huazhu Group Ltd., ADR	114,067	4,507,928
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	532,082
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	365,156
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	433,200
	Hunan Valin Steel Co. Ltd., Class A	1,237,900	1,080,099
	Hundsun Technologies, Inc., Class A	48,792	451,954
	Iflytek Co. Ltd., Class A	70,100	485,269
	Industrial & Commercial Bank of China Ltd., Class H	36,204,185	21,934,130
	Industrial Bank Co. Ltd., Class A	643,039	2,129,530
	Industrial Securities Co. Ltd., Class A	501,960	685,055
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,030,820	757,714
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	105,400	246,175
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	103,600	364,391
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	631,219
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	340,600	2,054,720
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	276,900	380,545
* Ω	Innovent Biologics, Inc.	642,000	2,718,745
	Inspur Electronic Information Industry Co. Ltd., Class A	58,384	313,406
	JA Solar Technology Co. Ltd., Class A	18,188	258,954
	Jafron Biomedical Co. Ltd., Class A	92,965	691,731
	Jason Furniture Hangzhou Co. Ltd., Class A	51,600	597,826
	JCET Group Co. Ltd., Class A	185,200	795,397
*	JD.com, Inc., ADR	178,138	13,338,973
*	JD.com, Inc., Class A	426,721	16,173,319
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	369,171
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,065,751
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	854,459
	Jiangsu Hengrui Medicine Co. Ltd., Class A	215,455	1,391,024
	Jiangsu King's Luck Brewery JSC Ltd., Class A	85,912	694,503
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	344,870
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	71,390	1,773,163
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	548,476
	Jiangsu Yoke Technology Co. Ltd., Class A	21,600	226,228
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	137,400	646,887
	Jiangsu Zhongtian Technology Co. Ltd., Class A	243,200	643,461
	Jiangxi Copper Co. Ltd., Class H	1,692,000	2,774,472
	Jiangxi Zhengbang Technology Co. Ltd., Class A	293,246	411,220
	Jinke Properties Group Co. Ltd., Class A	296,700	210,326
	JiuGui Liquor Co. Ltd., Class A	11,500	298,963
	JL Mag Rare-Earth Co. Ltd., Class A	40,600	228,195
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	357,771
	Joinn Laboratories China Co. Ltd., Class A	7,840	119,822
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	477,999
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	232,588
	Juewei Food Co. Ltd., Class A	51,044	424,789
	Juneyao Airlines Co. Ltd., Class A	141,100	399,818
	Keboda Technology Co. Ltd., Class A	8,000	100,197
*	Kingdee International Software Group Co. Ltd.	1,407,000	3,223,917
	Kingfa Sci & Tech Co. Ltd., Class A	391,887	703,618

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsoft Corp. Ltd.	981,000	$4,408,484
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	323,975
	Kunlun Energy Co. Ltd.	6,894,000	7,149,403
	Kunlun Tech Co. Ltd., Class A	55,700	165,183
	Kweichow Moutai Co. Ltd., Class A	59,193	17,695,916
	KWG Living Group Holdings Ltd.	421,250	185,313
	LB Group Co. Ltd., Class A	223,200	861,491
	Lenovo Group Ltd.	15,841,278	17,167,317
	Lens Technology Co. Ltd., Class A	261,100	707,293
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	591,859
	Leyard Optoelectronic Co. Ltd., Class A	166,100	240,403
*	Li Auto, Inc., ADR	113,804	2,969,146
	Li Ning Co. Ltd.	1,474,000	14,383,291
	Liaoning Cheng Da Co. Ltd., Class A	143,200	375,632
*	Lingyi iTech Guangdong Co., Class A	716,318	696,063
	Logan Group Co. Ltd.	3,012,000	1,875,087
Ω	Longfor Group Holdings Ltd.	2,711,000	16,262,815
	LONGi Green Energy Technology Co. Ltd., Class A	251,620	2,820,674
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	9,000	241,265
	Luxi Chemical Group Co. Ltd., Class A	293,600	656,919
	Luxshare Precision Industry Co. Ltd., Class A	329,724	2,472,735
	Luzhou Laojiao Co. Ltd., Class A	76,529	2,631,515
	Mango Excellent Media Co. Ltd., Class A	176,292	984,232
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	254,457	288,091
* Ω	Meituan, Class B	1,192,700	35,583,421
	Metallurgical Corp. of China Ltd., Class H	4,159,000	1,115,379
#	Microport Scientific Corp.	480,303	1,384,363
	Midea Group Co. Ltd., Class A	479,784	5,578,357
	Ming Yang Smart Energy Group Ltd., Class A	150,904	614,748
	Montage Technology Co. Ltd., Class A	22,233	251,191
	Muyuan Foods Co. Ltd., Class A	327,287	2,849,143
	Nanjing Hanrui Cobalt Co. Ltd., Class A	21,947	246,993
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	88,854	507,737
	Nanjing Securities Co. Ltd., Class A	432,700	614,684
	NARI Technology Co. Ltd., Class A	207,960	1,163,411
	NAURA Technology Group Co. Ltd., Class A	6,700	304,872
*	NavInfo Co. Ltd., Class A	185,350	467,376
	NetEase, Inc., ADR	223,608	23,112,123
	NetEase, Inc.	30,900	645,176
	New China Life Insurance Co. Ltd., Class H	1,684,100	4,803,444
*	New Hope Liuhe Co. Ltd., Class A	270,500	688,960
	Nine Dragons Paper Holdings Ltd.	3,293,000	3,289,282
	Ninestar Corp., Class A	71,051	549,012
	Ningbo Joyson Electronic Corp., Class A	126,400	368,242
	Ningbo Orient Wires & Cables Co. Ltd., Class A	48,842	457,344
	Ningbo Tuopu Group Co. Ltd., Class A	75,148	659,777
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	280,228
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	813,148
*	NIO, Inc., ADR	368,459	9,030,930
*	North Industries Group Red Arrow Co. Ltd., Class A	55,100	160,629
*	Offcn Education Technology Co. Ltd., Class A	80,212	84,137
*	OFILM Group Co. Ltd., Class A	214,300	270,683
	Oppein Home Group, Inc., Class A	38,695	840,655
Ω	Orient Securities Co. Ltd., Class H	1,012,800	793,800
	Ovctek China, Inc., Class A	33,152	199,482
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	747,000	437,745
	People's Insurance Co. Group of China Ltd., Class H	7,953,000	2,516,725
	Perfect World Co. Ltd., Class A	175,785	382,539
	PetroChina Co. Ltd., ADR	84,055	4,159,882

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PetroChina Co. Ltd., Class H	10,762,000	$5,336,787
Ω	Pharmaron Beijing Co. Ltd., Class H	96,800	1,231,480
	PICC Property & Casualty Co. Ltd., Class H	9,445,198	8,800,586
*	Pinduoduo, Inc., ADR	122,979	7,359,063
	Ping An Bank Co. Ltd., Class A	608,900	1,527,667
	Ping An Insurance Group Co. of China Ltd., Class H	5,400,000	42,853,426
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,106,798
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,768,000	3,972,458
	Power Construction Corp. of China Ltd., Class A	583,011	798,695
	Proya Cosmetics Co. Ltd., Class A	15,700	419,836
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	38,921
Ω	Qingdao Port International Co. Ltd., Class H	69,000	37,444
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	252,609
	Raytron Technology Co. Ltd., Class A	26,285	261,188
* Ω	Red Star Macalline Group Corp. Ltd., Class H	91,289	50,366
	Risen Energy Co. Ltd., Class A	103,100	357,055
	Riyue Heavy Industry Co. Ltd., Class A	76,100	336,085
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,520,641
	SAIC Motor Corp. Ltd., Class A	236,045	701,916
	Sailun Group Co. Ltd., Class A	350,400	643,123
	Sanan Optoelectronics Co. Ltd., Class A	114,600	513,711
	Sangfor Technologies, Inc., Class A	11,300	277,126
	Sany Heavy Industry Co. Ltd., Class A	508,834	1,624,905
	Satellite Chemical Co. Ltd., Class A	155,120	1,033,629
	SDIC Power Holdings Co. Ltd., Class A	251,000	396,639
	Seazen Group Ltd.	2,759,904	1,867,083
	Seazen Holdings Co. Ltd., Class A	235,400	1,232,087
	SF Holding Co. Ltd., Class A	174,461	1,751,951
	SG Micro Corp., Class A	6,300	275,697
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,381,136
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	206,800	341,608
# Ω	Shandong Gold Mining Co. Ltd., Class H	760,250	1,283,034
	Shandong Hi-speed Co. Ltd., Class A	111,700	93,499
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	209,950	1,012,468
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	630,535
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	625,324
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	631,453
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,621,200	4,462,737
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	39,340	271,969
	Shanghai Baosight Software Co. Ltd., Class A	81,393	696,269
	Shanghai Construction Group Co. Ltd., Class A	673,776	349,317
	Shanghai Electric Group Co. Ltd., Class H	3,012,000	828,834
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	552,500	2,215,479
*	Shanghai International Airport Co. Ltd., Class A	56,200	448,779
	Shanghai International Port Group Co. Ltd., Class A	334,000	299,372
	Shanghai Jahwa United Co. Ltd., Class A	53,100	338,997
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	69,800	621,107
	Shanghai Lingang Holdings Corp. Ltd., Class A	187,320	427,312
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	206,820	344,291
	Shanghai M&G Stationery, Inc., Class A	51,069	442,431
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,263,500	2,466,946
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,171,597
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,261	526,372
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	424,489
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	222,244
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	367,301
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	393,211
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	689,934
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	313,130	598,399

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	523,517	$1,106,625
	Shanxi Securities Co. Ltd., Class A	142,560	132,965
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	580,547
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	58,607	2,554,196
	Shenergy Co. Ltd., Class A	43,000	43,827
	Shenghe Resources Holding Co. Ltd., Class A	140,400	366,055
	Shengyi Technology Co. Ltd., Class A	157,700	490,889
	Shennan Circuits Co. Ltd., Class A	25,382	476,592
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,196,000	541,903
	Shenzhen Capchem Technology Co. Ltd., Class A	14,900	223,942
	Shenzhen Energy Group Co. Ltd., Class A	227,319	250,063
	Shenzhen Gas Corp. Ltd., Class A	150,500	184,464
	Shenzhen Goodix Technology Co. Ltd., Class A	40,300	565,327
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	880,875
	Shenzhen Kaifa Technology Co. Ltd., Class A	171,200	361,213
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	23,850	303,307
	Shenzhen Kedali Industry Co. Ltd., Class A	15,600	385,249
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	336,039
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	57,873	2,953,293
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	767,121
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	263,186
	Shenzhen SC New Energy Technology Corp., Class A	25,266	327,846
	Shenzhen Senior Technology Material Co. Ltd., Class A	29,300	165,663
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	494,579
	Shenzhen Sunway Communication Co. Ltd., Class A	58,500	197,870
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	481,290
	Shenzhou International Group Holdings Ltd.	473,100	8,778,343
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	174,763	575,515
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	261,128
*	Sichuan Development Lomon Co. Ltd., Class A	114,700	203,220
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	713,400	395,265
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	359,844
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	972,600
	Sichuan Swellfun Co. Ltd., Class A	23,700	371,944
	Sichuan Yahua Industrial Group Co. Ltd., Class A	73,800	271,859
	Sieyuan Electric Co. Ltd., Class A	58,600	421,992
	Sino Biopharmaceutical Ltd.	14,901,500	10,276,864
	Sinolink Securities Co. Ltd., Class A	232,100	380,305
	Sinoma Science & Technology Co. Ltd., Class A	190,294	888,946
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	857,000	189,119
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,427,357
	Skshu Paint Co. Ltd., Class A	8,548	143,223
	Songcheng Performance Development Co. Ltd., Class A	170,500	412,524
	SooChow Securities Co. Ltd., Class A	592,150	732,434
	Southwest Securities Co. Ltd., Class A	779,936	588,465
*	Spring Airlines Co. Ltd., Class A	48,500	436,802
*	STARK Corp. PCL	2,102,900	285,482
	Sunac China Holdings Ltd.	2,757,000	3,397,510
* Ω	Sunac Services Holdings Ltd.	2,102	2,391
	Sungrow Power Supply Co. Ltd., Class A	53,300	967,657
*	Suning.com Co. Ltd., Class A	706,124	434,924
	Sunny Optical Technology Group Co. Ltd.	447,400	11,550,776
	Sunwoda Electronic Co. Ltd., Class A	67,900	382,898
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	275,900	1,082,226
	Suzhou Maxwell Technologies Co. Ltd., Class A	4,360	342,498
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	26,400	278,749
	TBEA Co. Ltd., Class A	276,500	827,744
	TCL Technology Group Corp., Class A	1,029,480	917,499
	Tencent Holdings Ltd.	3,951,600	247,616,244

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tencent Music Entertainment Group, ADR	730,433	$4,514,076
	Thunder Software Technology Co. Ltd., Class A	13,300	295,179
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	321,739
	Tianjin Guangyu Development Co. Ltd., Class A	88,700	294,789
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	91,300	622,655
	Tianma Microelectronics Co. Ltd., Class A	161,455	304,178
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	553,665
	Tibet Summit Resources Co. Ltd., Class A	56,900	259,494
	Tingyi Cayman Islands Holding Corp.	4,270,000	8,846,524
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	393,646
	Toly Bread Co. Ltd., Class A	109,820	450,400
	TongFu Microelectronics Co. Ltd., Class A	167,000	461,583
	Tongkun Group Co. Ltd., Class A	147,509	485,386
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	589,626
	Tongwei Co. Ltd., Class A	209,300	1,249,699
*	Topchoice Medical Corp., Class A	13,300	313,170
Ω	Topsports International Holdings Ltd.	979,000	884,584
	Transfar Zhilian Co. Ltd., Class A	287,626	351,636
	TravelSky Technology Ltd., Class H	183,000	342,950
*	Trip.com Group Ltd., ADR	442,202	11,766,995
*	Trip.com Group Ltd.	99,700	2,653,039
	Tsingtao Brewery Co. Ltd., Class H	770,000	6,929,966
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,000	921,500
	Unisplendour Corp. Ltd., Class A	164,160	543,835
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	211,900	461,422
*	Vipshop Holdings Ltd., ADR	720,998	6,712,491
	Walvax Biotechnology Co. Ltd., Class A	55,500	428,148
*	Wanda Film Holding Co. Ltd., Class A	68,700	159,391
	Wangfujing Group Co. Ltd., Class A	74,762	321,847
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,933,516
	Want Want China Holdings Ltd.	11,082,000	10,872,734
# *	Weibo Corp., Sponsored ADR	113,478	3,932,013
#	Weichai Power Co. Ltd., Class H	2,877,800	5,222,144
	Weihai Guangwei Composites Co. Ltd., Class A	41,729	475,091
*	Wens Foodstuffs Group Co. Ltd., Class A	229,780	731,745
	Western Securities Co. Ltd., Class A	340,300	409,917
	Western Superconducting Technologies Co. Ltd., Class A	28,884	372,871
	Westone Information Industry, Inc., Class A	39,800	253,652
	Will Semiconductor Co. Ltd., Class A	40,312	1,637,728
	Wingtech Technology Co. Ltd., Class A	32,700	557,593
	Winning Health Technology Group Co. Ltd., Class A	183,700	334,971
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	513,829
	Wuhan Guide Infrared Co. Ltd., Class A	107,744	357,493
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,550	210,582
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	154,463	611,877
	Wuliangye Yibin Co. Ltd., Class A	177,806	5,597,467
Ω	WuXi AppTec Co. Ltd., Class H	167,960	2,409,094
* Ω	Wuxi Biologics Cayman, Inc.	1,235,500	12,383,125
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	203,231
	XCMG Construction Machinery Co. Ltd., Class A	363,803	325,851
	Xiamen C & D, Inc., Class A	99,400	147,089
	Xiamen Faratronic Co. Ltd., Class A	12,100	376,766
	Xiamen Intretech, Inc., Class A	78,460	371,303
	Xiamen Tungsten Co. Ltd., Class A	178,680	556,183
	Xi'an Triangle Defense Co. Ltd., Class A	21,300	147,866
	Xianhe Co. Ltd., Class A	46,900	260,260
* Ω	Xiaomi Corp., Class B	14,646,400	31,070,411
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,178,159	2,053,974

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	$376,674
	Xinyi Solar Holdings Ltd.	5,739,103	9,207,044
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	42,800	422,120
#	Yankuang Energy Group Co. Ltd., Class H	3,596,000	7,618,659
	Yantai Eddie Precision Machinery Co. Ltd., Class A	68,061	321,752
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	92,955	616,328
	Yealink Network Technology Corp. Ltd., Class A	41,840	516,526
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	460,969
	Yihai International Holding Ltd.	579,000	2,471,737
	Yintai Gold Co. Ltd., Class A	343,617	450,185
	Yonghui Superstores Co. Ltd., Class A	592,400	362,886
	YongXing Special Materials Technology Co. Ltd., Class A	15,300	293,898
	Yonyou Network Technology Co. Ltd., Class A	83,500	463,956
	Youngor Group Co. Ltd., Class A	543,304	569,901
	YTO Express Group Co. Ltd., Class A	267,800	681,396
	Yum China Holdings, Inc.	543,135	26,162,813
	Yunda Holding Co. Ltd., Class A	217,790	678,259
*	Yunnan Aluminium Co. Ltd., Class A	463,600	812,534
	Yunnan Baiyao Group Co. Ltd., Class A	39,100	557,020
	Yunnan Copper Co. Ltd., Class A	223,400	430,144
	Yunnan Energy New Material Co. Ltd., Class A	23,485	944,518
*	Yunnan Tin Co. Ltd., Class A	179,800	573,695
# *	Zai Lab Ltd.	20,100	949,428
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,420,047
	Zhefu Holding Group Co. Ltd., Class A	607,423	574,740
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	490,256
	Zhejiang China Commodities City Group Co. Ltd., Class A	644,379	456,956
	Zhejiang Chint Electrics Co. Ltd., Class A	141,884	1,070,631
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	899,989
	Zhejiang Dingli Machinery Co. Ltd., Class A	52,170	602,511
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	247,306
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	172,140	569,125
	Zhejiang Huayou Cobalt Co. Ltd., Class A	32,986	518,775
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	494,366
	Zhejiang Juhua Co. Ltd., Class A	252,100	516,723
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	623,096
	Zhejiang NHU Co. Ltd., Class A	279,540	1,329,678
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	177,090	537,059
	Zhejiang Supor Co. Ltd., Class A	69,903	571,990
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	153,893	745,265
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	204,734	731,244
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	257,379
*	Zhejiang Yongtai Technology Co. Ltd., Class A	33,000	169,158
	Zheshang Securities Co. Ltd., Class A	270,063	526,663
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	374,400	1,289,353
	Zhongji Innolight Co. Ltd., Class A	55,527	315,386
	Zhongjin Gold Corp. Ltd., Class A	428,700	541,209
	Zhongsheng Group Holdings Ltd.	582,000	4,470,992
	Zhuzhou CRRC Times Electric Co.	640,300	3,381,866
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	33,500	444,395
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	886,648
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	510,714
	Zijin Mining Group Co. Ltd., Class H	5,377,000	6,980,475
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	2,399,600	1,571,639
	ZTE Corp., Class H	1,033,085	2,791,643
	ZTO Express Cayman, Inc., ADR	457,717	13,749,819
TOTAL CHINA			1,778,947,099

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (0.2%)
	Banco de Bogota SA	48,359	$940,773
	Bancolombia SA, Sponsored ADR	47,013	1,672,723
	Bancolombia SA	119,772	1,198,392
*	Corp. Financiera Colombiana SA	5,279	39,809
#	Ecopetrol SA, Sponsored ADR	1,787	26,340
	Ecopetrol SA	2,348,250	1,727,973
	Grupo Argos SA	383,393	1,567,452
	Grupo Aval Acciones y Valores SA, ADR	10,320	58,824
	Grupo Energia Bogota SA ESP	542,617	360,115
	Interconexion Electrica SA ESP	301,894	1,804,733
TOTAL COLOMBIA			9,397,134
CZECH REPUBLIC — (0.2%)
	CEZ AS	121,406	4,504,575
	Komercni Banka AS	66,488	2,948,298
Ω	Moneta Money Bank AS	421,608	1,818,072
	O2 Czech Republic AS	47,059	582,350
TOTAL CZECH REPUBLIC			9,853,295
EGYPT — (0.1%)
*	Commercial International Bank Egypt SAE,GDR	1,129,456	3,653,704
GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,125,323	1,703,007
*	Eurobank Ergasias Services & Holdings SA, Class A	1,481,913	1,676,047
* ††	FF Group	12,618	12,758
	Hellenic Petroleum Holdings SA	50,032	371,802
	Hellenic Telecommunications Organization SA	158,506	3,080,934
	JUMBO SA	69,841	1,038,834
*	LAMDA Development SA	7,667	60,558
	Motor Oil Hellas Corinth Refineries SA	59,530	953,336
	Mytilineos SA	75,194	1,286,313
*	National Bank of Greece SA	454,861	1,790,261
	OPAP SA	136,342	2,025,083
*	Piraeus Financial Holdings SA	17,910	30,138
*	Public Power Corp. SA	39,033	379,955
	Terna Energy SA	49,394	720,417
	Titan Cement International SA	12,011	187,824
TOTAL GREECE			15,317,267
HONG KONG — (0.1%)
* Ω	ESR Cayman Ltd.	424,400	1,439,013
	Wharf Holdings Ltd.	847,000	2,894,674
TOTAL HONG KONG			4,333,687
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	978,997	8,537,317
*	OTP Bank Nyrt	150,448	8,730,067
	Richter Gedeon Nyrt	79,025	2,085,744
TOTAL HUNGARY			19,353,128
INDIA — (13.9%)
	Aarti Industries Ltd.	228,303	3,035,050
	ABB India Ltd.	32,057	992,593
	ACC Ltd.	119,736	3,684,346
	Adani Enterprises Ltd.	157,910	3,655,533
*	Adani Green Energy Ltd.	190,932	4,829,450

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Adani Ports & Special Economic Zone Ltd.	489,626	$4,747,005
*	Adani Power Ltd.	1,288,677	1,873,791
	Adani Total Gas Ltd.	63,181	1,566,174
*	Adani Transmission Ltd.	309,486	8,301,279
*	Aditya Birla Capital Ltd.	391,081	626,119
	Alkem Laboratories Ltd.	23,127	1,100,152
	Ambuja Cements Ltd.	746,781	3,674,866
	Apollo Hospitals Enterprise Ltd.	80,459	4,830,356
	Ashok Leyland Ltd.	1,406,568	2,524,505
	Asian Paints Ltd.	247,184	10,500,428
	Astral Ltd.	74,861	2,184,897
	Atul Ltd.	764	97,836
* Ω	AU Small Finance Bank Ltd.	87,115	1,541,090
	Aurobindo Pharma Ltd.	674,208	5,755,037
* Ω	Avenue Supermarts Ltd.	53,575	2,966,768
*	Axis Bank Ltd.	1,262,523	13,186,838
	Bajaj Auto Ltd.	60,754	2,902,206
	Bajaj Finance Ltd.	117,102	11,096,619
	Bajaj Finserv Ltd.	21,628	4,588,831
	Bajaj Holdings & Investment Ltd.	58,730	4,077,979
	Balkrishna Industries Ltd.	140,951	4,435,836
Ω	Bandhan Bank Ltd.	603,569	2,572,322
*	Bank of Baroda	1,122,908	1,635,574
	Berger Paints India Ltd.	176,463	1,716,445
	Bharat Electronics Ltd.	2,181,001	6,180,055
	Bharat Forge Ltd.	159,872	1,586,294
	Bharat Petroleum Corp. Ltd.	443,021	2,371,126
*	Bharti Airtel Ltd.	1,493,167	14,670,766
*	Bharti Airtel Ltd.	104,833	536,651
*	Biocon Ltd.	359,735	1,777,986
	Bosch Ltd.	4,516	1,005,727
	Britannia Industries Ltd.	50,555	2,409,865
	Cadila Healthcare Ltd.	431,712	2,364,354
*	Canara Bank	364,746	1,246,000
	Cholamandalam Investment & Finance Co. Ltd.	726,540	6,228,496
	Cipla Ltd.	673,841	8,554,297
	Coal India Ltd.	765,174	1,643,060
	Coforge Ltd.	20,972	1,369,096
	Colgate-Palmolive India Ltd.	122,914	2,351,095
	Container Corp. of India Ltd.	271,569	2,364,927
	Crompton Greaves Consumer Electricals Ltd.	175,228	1,002,203
	Cummins India Ltd.	13,189	167,277
	Dabur India Ltd.	350,280	2,533,922
	Dalmia Bharat Ltd.	44,184	1,055,337
	Deepak Nitrite Ltd.	65,834	1,983,884
	Divi's Laboratories Ltd.	61,792	3,351,180
	Dixon Technologies India Ltd.	2,979	177,750
	DLF Ltd.	530,091	2,814,326
Ω	Dr Lal PathLabs Ltd.	27,645	1,104,961
	Dr Reddy's Laboratories Ltd., ADR	94,524	5,435,130
	Dr Reddy's Laboratories Ltd.	28,106	1,622,503
	Edelweiss Financial Services Ltd.	37,563	35,425
	Eicher Motors Ltd.	108,989	3,882,582
	GAIL India Ltd.	1,523,396	2,964,404
	GAIL India Ltd., GDR	102,368	1,194,442
* Ω	General Insurance Corp. of India	93,758	179,935
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	688,234
*	Godrej Consumer Products Ltd.	332,996	3,987,201
*	Godrej Properties Ltd.	75,574	1,750,172

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Grasim Industries Ltd.	283,341	$6,595,167
	Gujarat Gas Ltd.	139,066	1,261,872
	Hatsun Agro Product Ltd.	2,770	38,273
	Havells India Ltd.	162,600	2,605,851
	HCL Technologies Ltd.	801,390	11,896,489
Ω	HDFC Asset Management Co. Ltd.	43,474	1,290,578
	HDFC Bank Ltd.	1,865,389	37,485,966
Ω	HDFC Life Insurance Co. Ltd.	220,030	1,846,443
*	Hemisphere Properties India Ltd.	109,030	202,406
	Hero MotoCorp Ltd.	132,041	4,833,059
	Hindalco Industries Ltd.	2,222,008	14,746,798
	Hindustan Aeronautics Ltd.	60,847	1,184,908
	Hindustan Petroleum Corp. Ltd.	689,862	2,923,741
	Hindustan Unilever Ltd.	499,549	15,296,340
	Hitachi Energy India Ltd.	8,507	357,829
	Honeywell Automation India Ltd.	1,563	890,105
	Housing Development Finance Corp. Ltd.	698,934	23,819,764
	ICICI Bank Ltd., Sponsored ADR	649,989	14,124,250
	ICICI Bank Ltd.	1,390,129	14,938,144
Ω	ICICI Lombard General Insurance Co. Ltd.	126,195	2,325,625
Ω	ICICI Prudential Life Insurance Co. Ltd.	209,896	1,584,677
*	IDFC First Bank Ltd.	2,392,328	1,517,203
	IIFL Securities Ltd.	66,313	88,198
	IIFL Wealth Management Ltd.	7,144	154,054
	Indian Oil Corp. Ltd.	1,007,045	1,703,708
*	Indian Overseas Bank	1,569,149	456,807
	Indian Railway Catering & Tourism Corp. Ltd.	286,116	3,363,221
	Indraprastha Gas Ltd.	285,841	1,513,361
	Indus Towers Ltd.	1,010,854	3,450,117
	IndusInd Bank Ltd.	238,090	2,809,997
	Info Edge India Ltd.	41,683	2,764,187
	Infosys Ltd., Sponsored ADR	670,721	15,808,894
	Infosys Ltd.	1,779,532	41,908,085
* Ω	InterGlobe Aviation Ltd.	38,619	967,806
	Ipca Laboratories Ltd.	57,338	798,211
	ITC Ltd.	2,082,998	6,180,728
*	Jindal Steel & Power Ltd.	368,289	1,930,220
	JSW Energy Ltd.	276,086	1,132,424
	JSW Steel Ltd.	1,561,049	13,329,979
	Jubilant Foodworks Ltd.	107,215	4,913,007
	Kansai Nerolac Paints Ltd.	142,647	1,091,031
	Kotak Mahindra Bank Ltd.	451,517	11,318,758
Ω	L&T Technology Services Ltd.	29,195	1,852,561
Ω	Larsen & Toubro Infotech Ltd.	40,958	3,472,874
	Larsen & Toubro Ltd.	420,680	10,857,161
Ω	Laurus Labs Ltd.	327,453	2,221,493
	Lupin Ltd.	303,782	3,718,045
	Mahindra & Mahindra Ltd.	922,436	11,010,692
	Marico Ltd.	579,820	3,774,709
	Maruti Suzuki India Ltd.	52,193	6,038,076
*	Max Financial Services Ltd.	154,648	1,966,939
*	Max Healthcare Institute Ltd.	201,238	997,524
	Minda Industries Ltd.	34,503	520,479
	Mindtree Ltd.	77,849	4,252,917
	Motherson Sumi Systems Ltd.	1,325,504	3,223,627
	Motherson Sumi Wiring India	1,325,505	707,848
	Mphasis Ltd.	146,876	6,159,050
	MRF Ltd.	2,282	2,210,392
	Muthoot Finance Ltd.	250,082	4,914,054

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nestle India Ltd.	20,232	$5,033,895
	NHPC Ltd.	206,493	83,281
	NMDC Ltd.	1,069,972	2,021,706
	NTPC Ltd.	1,541,570	2,951,064
*	Oberoi Realty Ltd.	32,049	394,785
	Oil & Natural Gas Corp. Ltd.	877,425	2,050,489
	Oracle Financial Services Software Ltd.	30,805	1,456,490
	Page Industries Ltd.	7,882	4,502,557
	Persistent Systems Ltd.	15,179	903,913
	Petronet LNG Ltd.	1,656,399	4,769,581
	PI Industries Ltd.	68,216	2,244,769
	Pidilite Industries Ltd.	97,732	3,224,549
	Piramal Enterprises Ltd.	117,594	3,789,979
	Power Finance Corp. Ltd.	1,995,257	3,270,382
	Power Grid Corp. of India Ltd.	1,622,745	4,706,474
	Procter & Gamble Hygiene & Health Care Ltd.	11,092	2,185,437
*	Punjab National Bank	1,966,565	1,102,065
	REC Ltd.	1,264,082	2,363,417
	Relaxo Footwears Ltd.	17,122	283,151
	Reliance Industries Ltd.	1,533,074	49,353,843
*	SBI Cards & Payment Services Ltd.	79,899	947,649
Ω	SBI Life Insurance Co. Ltd.	169,596	2,827,529
	Shree Cement Ltd.	10,117	3,304,190
	Shriram Transport Finance Co. Ltd.	272,491	4,539,164
	Siemens Ltd.	33,599	1,052,466
	SRF Ltd.	187,447	6,053,508
	State Bank of India	933,814	6,796,170
	State Bank of India, GDR	3,115	224,280
	Steel Authority of India Ltd.	2,121,964	2,834,227
	Sun Pharmaceutical Industries Ltd.	730,482	8,201,726
	Sundaram Finance Holdings Ltd.	40,687	45,216
	Sundaram Finance Ltd.	4,563	138,180
	Supreme Industries Ltd.	12,166	341,864
	Tata Communications Ltd.	108,655	1,882,057
	Tata Consultancy Services Ltd.	619,794	31,282,911
	Tata Consumer Products Ltd.	546,708	5,350,713
	Tata Elxsi Ltd.	26,362	2,700,903
# *	Tata Motors Ltd., Sponsored ADR	47,265	1,595,666
*	Tata Motors Ltd.	2,234,196	15,406,274
	Tata Power Co. Ltd.	1,174,757	3,912,254
	Tata Steel Ltd.	1,167,525	17,207,034
	Tech Mahindra Ltd.	649,831	13,006,381
	Titan Co. Ltd.	173,905	5,532,942
	Torrent Pharmaceuticals Ltd.	85,268	3,053,173
	Trent Ltd.	69,146	959,190
	Trident Ltd.	28,354	23,545
	Tube Investments of India Ltd.	11,491	262,098
	TVS Motor Co. Ltd.	106,519	872,754
	UltraTech Cement Ltd.	61,964	6,023,527
	United Breweries Ltd.	45,367	988,525
*	United Spirits Ltd.	259,011	3,019,986
	UPL Ltd.	1,213,174	12,769,426
	Varun Beverages Ltd.	165,585	2,017,861
	Vedanta Ltd.	1,576,254	6,877,904
*	Vodafone Idea Ltd.	7,119,524	1,034,099
	Voltas Ltd.	177,112	2,818,271
	Whirlpool of India Ltd.	5,293	131,810
	Wipro Ltd.	1,042,504	8,054,665

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zee Entertainment Enterprises Ltd.	7,924	$30,982
TOTAL INDIA			833,450,257
INDONESIA — (1.8%)
	Ace Hardware Indonesia Tbk PT	806,400	69,442
	Adaro Energy Tbk PT	28,040,900	4,390,694
	Aneka Tambang Tbk	11,824,900	1,475,251
	Astra International Tbk PT	11,767,410	4,503,705
	Bank Central Asia Tbk PT	32,282,500	17,170,966
*	Bank Jago Tbk PT	1,863,100	2,129,988
	Bank Mandiri Persero Tbk PT	9,252,634	4,848,457
	Bank Negara Indonesia Persero Tbk PT	7,451,622	3,824,508
	Bank Rakyat Indonesia Persero Tbk PT	41,813,176	11,901,510
*	Bank Raya Indonesia Tbk PT	1,937,398	172,910
*	Bank Syariah Indonesia Tbk PT	2,030,300	218,390
	Barito Pacific Tbk PT	25,438,700	1,580,585
	Bukit Asam Tbk PT	4,736,900	943,288
	Charoen Pokphand Indonesia Tbk PT	7,364,600	3,236,026
*	Elang Mahkota Teknologi Tbk PT	13,881,000	1,740,506
	Gudang Garam Tbk PT	894,100	1,908,188
	Indah Kiat Pulp & Paper Tbk PT	4,919,800	2,616,377
	Indocement Tunggal Prakarsa Tbk PT	1,710,200	1,310,139
	Indofood CBP Sukses Makmur Tbk PT	2,925,400	1,778,496
	Indofood Sukses Makmur Tbk PT	8,890,300	3,920,604
	Indosat Tbk PT	968,600	386,925
*	Jasa Marga Persero Tbk PT	653,413	149,852
	Kalbe Farma Tbk PT	34,146,500	3,900,919
	Mayora Indah Tbk PT	8,913,325	1,162,144
*	Merdeka Copper Gold Tbk PT	6,536,500	1,671,009
	Mitra Keluarga Karyasehat Tbk PT	4,962,800	871,962
	MNC Studios International Tbk PT	66,800	15,319
*	Perusahaan Gas Negara Tbk PT	9,214,200	891,847
	Sarana Menara Nusantara Tbk PT	35,447,000	2,533,498
	Semen Indonesia Persero Tbk PT	4,724,500	2,225,106
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	327,387
*	Smartfren Telecom Tbk PT	134,232,400	758,313
	Sumber Alfaria Trijaya Tbk PT	10,587,800	859,680
*	Surya Citra Media Tbk PT	12,268,700	250,102
	Telkom Indonesia Persero Tbk PT	22,978,700	6,729,899
	Tower Bersama Infrastructure Tbk PT	10,705,800	2,156,038
*	Transcoal Pacific Tbk PT	993,300	711,233
	Unilever Indonesia Tbk PT	5,436,700	1,529,079
	United Tractors Tbk PT	3,478,896	5,624,818
	Vale Indonesia Tbk PT	3,867,700	1,279,424
	XL Axiata Tbk PT	6,670,600	1,548,720
TOTAL INDONESIA			105,323,304
MALAYSIA — (1.4%)
	Alliance Bank Malaysia Bhd	60,500	47,898
*	AMMB Holdings Bhd	2,155,459	1,683,394
	Astro Malaysia Holdings Bhd	566,000	129,946
	Axiata Group Bhd	2,148,032	1,908,364
	Batu Kawan Bhd	110,600	614,336
	BIMB Holdings Bhd	1,107,455	833,973
#	Bursa Malaysia Bhd	325,200	486,809
#	Carlsberg Brewery Malaysia Bhd, Class B	139,000	671,371
#	CIMB Group Holdings Bhd	2,803,922	3,492,819
#	D&O Green Technologies Bhd	461,100	543,679

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Dialog Group Bhd	2,430,718	$1,491,389
#	DiGi.Com Bhd	2,260,820	2,055,447
#	Fraser & Neave Holdings Bhd	161,800	956,559
	Frontken Corp. Bhd	493,100	380,699
*	Gamuda Bhd	1,932,246	1,280,739
	Genting Bhd	1,808,100	1,893,777
	Genting Malaysia Bhd	2,150,900	1,408,279
	Genting Plantations Bhd	266,300	410,659
# *	Greatech Technology Bhd	373,400	470,502
#	HAP Seng Consolidated Bhd	852,600	1,548,714
	Hartalega Holdings Bhd	1,359,400	1,908,580
#	Heineken Malaysia Bhd	135,700	664,698
	Hong Leong Bank Bhd	259,166	1,203,351
#	Hong Leong Financial Group Bhd	438,983	1,915,790
# *	Hong Seng Consolidated Bhd	361,000	238,445
	IHH Healthcare Bhd	527,100	812,242
	IJM Corp. Bhd	1,699,200	578,330
	Inari Amertron Bhd	1,555,700	1,243,031
#	IOI Corp. Bhd	1,517,305	1,379,354
#	IOI Properties Group Bhd	1,450,429	353,901
	Kossan Rubber Industries	1,749,400	752,918
	Kuala Lumpur Kepong Bhd	341,946	1,763,258
# Ω	Lotte Chemical Titan Holding Bhd	514,700	274,877
	Malayan Banking Bhd	2,684,106	5,306,905
# *	Malaysia Airports Holdings Bhd	1,171,341	1,599,309
	Malaysian Pacific Industries Bhd	47,900	456,715
#	Maxis Bhd	1,702,500	1,721,234
	MISC Bhd	629,598	1,050,845
	My EG Services Bhd	5,206,634	1,214,246
#	Nestle Malaysia Bhd	46,100	1,456,675
	Petronas Chemicals Group Bhd	1,202,900	2,557,212
	Petronas Dagangan Bhd	188,400	874,860
	Petronas Gas Bhd	438,500	1,781,706
	PPB Group Bhd	458,980	1,743,053
	Press Metal Aluminium Holdings Bhd	1,853,900	2,734,522
	Public Bank Bhd	9,399,770	9,468,424
#	QL Resources Bhd	1,044,685	1,238,953
	RHB Bank Bhd	2,336,692	3,110,138
	Scientex Bhd	203,900	223,639
	Sime Darby Bhd	4,994,361	2,566,699
#	Sime Darby Plantation Bhd	1,162,321	982,226
*	SP Setia Bhd Group	63,900	18,830
#	Sunway Bhd	2,075,382	848,256
	Telekom Malaysia Bhd	657,164	796,331
#	Tenaga Nasional Bhd	1,116,250	2,448,677
	TIME dotCom Bhd	784,200	799,593
#	Top Glove Corp. Bhd	3,944,900	2,010,441
	Unisem M Bhd	333,200	250,153
	United Plantations Bhd	59,600	199,748
#	UWC BHD	400,100	451,361
	ViTrox Corp. Bhd	144,300	282,597
	VS Industry Bhd	1,834,100	528,922
	Westports Holdings Bhd	748,000	685,792
	Yinson Holdings Bhd	457,200	601,980
	YTL Corp. Bhd	7,358,812	976,618
TOTAL MALAYSIA			86,384,788
MEXICO — (2.0%)
#	Alfa SAB de CV, Class A	8,597,258	6,230,803

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	America Movil SAB de CV	23,862,904	$22,453,896
	America Movil SAB de CV, Sponsored ADR, Class L	87,073	1,642,197
	Arca Continental SAB de CV	368,914	2,177,215
	Becle SAB de CV	199,974	485,200
*	Cemex SAB de CV	11,428,443	7,002,885
*	Cemex SAB de CV, Sponsored ADR	27,210	166,525
	Coca-Cola Femsa SAB de CV, Sponsored ADR	12,435	656,817
#	Coca-Cola Femsa SAB de CV	415,925	2,193,547
	El Puerto de Liverpool SAB de CV, Class C1	127,398	585,729
	Fomento Economico Mexicano SAB de CV	787,704	5,931,455
	Gruma SAB de CV, Class B	294,846	3,855,953
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,584	629,796
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	2,170,382
#	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,074	2,046,634
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	60,551
	Grupo Bimbo SAB de CV, Class A	1,641,563	5,145,601
#	Grupo Carso SAB de CV	647,136	1,810,149
#	Grupo Elektra SAB de CV	66,401	4,345,615
	Grupo Financiero Banorte SAB de CV, Class O	1,271,847	8,044,919
*	Grupo Financiero Inbursa SAB de CV, Class O	2,288,840	3,318,752
	Grupo Mexico SAB de CV, Class B	2,513,367	10,808,648
	Grupo Televisa SAB, Sponsored ADR	158,178	1,618,161
#	Grupo Televisa SAB	3,411,239	6,991,816
	Industrias Penoles SAB de CV	219,812	2,360,837
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,815,992	2,619,050
	Orbia Advance Corp. SAB de CV	2,338,589	5,478,021
#	Organizacion Soriana SAB de CV, Class B	666,882	753,588
	Wal-Mart de Mexico SAB de CV	2,776,557	9,418,058
TOTAL MEXICO			121,002,800
NETHERLANDS — (0.0%)
	Prosus NV	12	992
PERU — (0.1%)
# *	Aenza SAA, Sponsored ADR	42,218	75,992
#	Cementos Pacasmayo SAA, ADR	16,821	110,516
# *	Cia de Minas Buenaventura SAA, ADR	93,179	754,750
	Credicorp Ltd.	42,208	6,045,030
TOTAL PERU			6,986,288
PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,265,320	1,561,857
	Aboitiz Power Corp.	1,440,600	1,000,249
	AC Energy Corp.	2,322,300	436,302
	Alliance Global Group, Inc.	80,400	20,202
	Ayala Corp.	114,302	1,954,596
	Ayala Land, Inc.	4,035,318	2,849,324
	Bank of the Philippine Islands	1,852,052	3,563,486
	BDO Unibank, Inc.	1,553,962	4,130,134
	Emperador, Inc.	2,156,600	1,002,620
*	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	19,000	1,158,928
	GT Capital Holdings, Inc.	53,346	598,229
	International Container Terminal Services, Inc.	678,400	2,668,612
	JG Summit Holdings, Inc.	3,063,559	3,748,540
	Jollibee Foods Corp.	354,940	1,671,700
	LT Group, Inc.	532,100	104,621
	Manila Electric Co.	119,090	784,157

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Metro Pacific Investments Corp.	5,864,700	$444,685
	Metropolitan Bank & Trust Co.	2,608,718	3,021,878
	PLDT, Inc., Sponsored ADR	38,027	1,391,028
	PLDT, Inc.	107,825	3,878,838
	Puregold Price Club, Inc.	868,600	632,484
	Robinsons Land Corp.	1,190,382	428,503
	San Miguel Corp.	1,317,760	2,915,142
	San Miguel Food & Beverage, Inc.	85,800	117,747
	SM Investments Corp.	102,383	1,908,560
	SM Prime Holdings, Inc.	5,266,410	3,641,958
	Union Bank of the Philippines	1,500	2,963
	Universal Robina Corp.	724,390	1,808,230
	Wilcon Depot, Inc.	236,600	139,239
TOTAL PHILIPPINES			47,584,812
POLAND — (0.8%)
*	Alior Bank SA	36,853	509,324
* Ω	Allegro.eu SA	59,710	553,414
*	AmRest Holdings SE	36,550	225,582
	Asseco Poland SA	36,918	742,848
	Bank Handlowy w Warszawie SA	12,524	193,865
*	Bank Millennium SA	298,340	603,063
	Bank Polska Kasa Opieki SA	152,569	5,083,801
	Budimex SA	4,076	231,459
#	CD Projekt SA	68,154	3,025,717
	Cyfrowy Polsat SA	249,518	1,927,525
# * Ω	Dino Polska SA	37,887	2,918,825
*	Grupa Lotos SA	158,425	2,128,726
#	ING Bank Slaski SA	24,430	1,621,526
	KGHM Polska Miedz SA	112,537	3,881,983
	KRUK SA	442	35,607
	LPP SA	832	3,254,316
*	mBank SA	22,817	2,613,127
*	Orange Polska SA	785,216	1,520,354
*	PGE Polska Grupa Energetyczna SA	1,218,669	2,295,763
	Polski Koncern Naftowy Orlen SA	313,131	5,472,734
	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	1,180,765
*	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	3,943,728
	Powszechny Zaklad Ubezpieczen SA	378,598	3,370,912
	Santander Bank Polska SA	23,494	2,018,612
TOTAL POLAND			49,353,576
QATAR — (0.7%)
	Commercial Bank PSQC	817,280	1,609,454
	Industries Qatar QSC	490,951	2,269,373
	Masraf Al Rayan QSC	1,681,242	2,265,371
	Mesaieed Petrochemical Holding Co.	3,448,812	2,310,981
	Ooredoo QPSC	1,353,316	2,701,890
	Qatar Electricity & Water Co. QSC	382,308	1,876,051
	Qatar Fuel QSC	273,469	1,427,289
	Qatar Gas Transport Co. Ltd.	3,673,452	3,645,144
	Qatar International Islamic Bank QSC	319,758	877,877
	Qatar Islamic Bank SAQ	1,274,476	6,857,227
	Qatar National Bank QPSC	2,466,222	14,818,638
TOTAL QATAR			40,659,295
RUSSIA — (1.1%)
	Gazprom PJSC,Sponsored ADR	1,293,312	11,241,477

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Lukoil PJSC, Sponsored ADR	128,002	$11,462,633
	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	1,798,339
	MMC Norilsk Nickel PJSC,ADR	205,087	5,797,476
	Mobile TeleSystems PJSC, Sponsored ADR	294,338	2,248,742
	Novatek PJSC,GDR	15,415	3,245,330
	Novolipetsk Steel PJSC,GDR	60,064	1,665,733
	PhosAgro PJSC,GDR	90,847	1,822,725
	Polyus PJSC,GDR	20,177	1,574,304
	Rosneft Oil Co. PJSC,GDR	275,526	2,052,893
	Rostelecom PJSC,Sponsored ADR	88,099	507,383
	RusHydro PJSC,ADR	808,023	734,722
	Sberbank of Russia PJSC, Sponsored ADR	948,237	13,301,845
	Severstal PAO,GDR	67,875	1,338,341
	Tatneft PJSC,Sponsored ADR	122,269	4,730,680
*	VK Co. Ltd., GDR	10,641	84,915
	VTB Bank PJSC,GDR	1,705,908	1,947,838
	X5 Retail Group NV, GDR	81,764	1,834,784
TOTAL RUSSIA			67,390,160
SAUDI ARABIA — (3.5%)
	Abdullah Al Othaim Markets Co.	53,471	1,507,615
	Advanced Petrochemical Co.	157,404	3,157,980
	Al Rajhi Bank	713,887	28,350,291
	Alinma Bank	1,061,069	8,507,263
	Almarai Co. JSC	229,229	3,008,719
	Arab National Bank	431,625	3,194,230
	Arabian Centres Co. Ltd.	120,619	740,085
*	Bank AlBilad	288,028	4,281,325
	Bank Al-Jazira	538,680	3,344,877
	Banque Saudi Fransi	468,785	6,574,761
	Bupa Arabia for Cooperative Insurance Co.	88,785	3,525,664
	Co. for Cooperative Insurance	54,166	1,128,321
*	Dar Al Arkan Real Estate Development Co.	584,678	1,610,985
	Dr Sulaiman Al Habib Medical Services Group Co.	26,930	1,189,780
	Etihad Etisalat Co.	993,471	8,645,533
	Jarir Marketing Co.	78,574	4,228,279
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,830,658
	Mouwasat Medical Services Co.	65,642	3,470,134
*	National Industrialization Co.	358,846	2,189,933
	National Petrochemical Co.	148,306	1,684,827
*	Rabigh Refining & Petrochemical Co.	376,050	2,454,182
	Riyad Bank	1,036,339	9,421,810
	SABIC Agri-Nutrients Co.	114,012	5,169,028
	Sahara International Petrochemical Co.	580,178	6,711,197
*	Saudi Arabian Mining Co.	269,624	6,644,803
	Saudi Basic Industries Corp.	442,004	14,795,433
	Saudi British Bank	712,216	7,649,246
	Saudi Electricity Co.	366,509	2,577,180
	Saudi Industrial Investment Group	274,890	2,513,760
	Saudi Investment Bank	293,405	1,764,846
*	Saudi Kayan Petrochemical Co.	1,644,693	8,675,877
	Saudi National Bank	1,091,357	21,517,670
*	Saudi Research & Media Group	46,206	2,976,359
	Saudi Telecom Co.	424,098	13,342,562
	Savola Group	305,124	2,781,523
	Southern Province Cement Co.	92,925	1,733,793
	Yanbu National Petrochemical Co.	184,427	3,353,491
TOTAL SAUDI ARABIA			208,254,020

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (3.8%)
	Absa Group Ltd.	865,822	$9,595,251
	African Rainbow Minerals Ltd.	18,080	269,229
	Anglo American Platinum Ltd.	33,008	3,999,387
#	AngloGold Ashanti Ltd., Sponsored ADR	536,140	9,961,481
	Aspen Pharmacare Holdings Ltd.	575,552	7,753,867
	Bid Corp. Ltd.	267,365	5,778,463
	Bidvest Group Ltd.	404,950	4,964,988
	Capitec Bank Holdings Ltd.	41,839	5,507,927
#	Clicks Group Ltd.	302,553	5,793,891
# *	Discovery Ltd.	590,227	5,964,642
	Exxaro Resources Ltd.	326,361	3,530,575
	FirstRand Ltd.	3,245,723	13,083,835
#	Gold Fields Ltd., Sponsored ADR	926,479	9,820,677
	Impala Platinum Holdings Ltd.	959,394	14,790,842
	Investec Ltd.	262,805	1,484,633
	Kumba Iron Ore Ltd.	49,876	1,779,440
	Mr Price Group Ltd.	277,123	3,684,203
*	MTN Group Ltd.	2,518,137	31,667,896
	MultiChoice Group	464,079	3,806,167
	Naspers Ltd., Class N	44,930	7,262,849
	Nedbank Group Ltd.	666,208	8,290,518
	NEPI Rockcastle PLC	331,326	2,253,102
	Ninety One Ltd.	253,965	869,210
*	Northam Platinum Holdings Ltd.	303,245	4,013,351
#	Old Mutual Ltd.	7,858,201	7,081,199
# Ω	Pepkor Holdings Ltd.	501,972	740,147
	Sanlam Ltd.	1,898,944	7,801,922
# *	Sasol Ltd., Sponsored ADR	670,466	14,964,801
	Shoprite Holdings Ltd.	509,220	6,967,090
	Sibanye Stillwater Ltd.	2,317,163	8,636,928
#	Sibanye Stillwater Ltd., ADR	214,816	3,220,092
	Standard Bank Group Ltd.	803,556	7,842,856
	Vodacom Group Ltd.	367,445	3,527,011
	Woolworths Holdings Ltd.	1,201,643	4,151,682
TOTAL SOUTH AFRICA			230,860,152
SOUTH KOREA — (12.2%)
*	Alteogen, Inc.	15,144	614,996
#	Amorepacific Corp.	18,486	2,410,968
	Amorepacific Group	32,258	1,110,025
	BGF retail Co. Ltd.	9,471	1,282,960
	BNK Financial Group, Inc.	310,932	2,097,093
	Celltrion Healthcare Co. Ltd.	30,123	1,591,531
*	Celltrion Pharm, Inc.	11,394	791,865
	Celltrion, Inc.	41,152	5,230,178
	Cheil Worldwide, Inc.	111,637	2,055,475
#	Chunbo Co. Ltd.	2,514	550,549
	CJ CheilJedang Corp.	13,582	3,939,524
	CJ Corp.	25,002	1,671,151
	CJ ENM Co. Ltd.	18,787	1,947,784
*	CJ Logistics Corp.	12,076	1,172,688
*	Com2uSCorp	2,949	301,850
	Coway Co. Ltd.	68,014	3,918,416
	CS Wind Corp.	16,801	677,655
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,225,662
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	71,856	1,206,391
	DB HiTek Co. Ltd.	40,443	2,583,600
	DB Insurance Co. Ltd.	115,920	5,806,438
# *	DL E&C Co. Ltd.	28,811	2,836,029

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DL Holdings Co. Ltd.	17,437	$823,956
*	Dongjin Semichem Co. Ltd.	23,898	791,964
	Dongkuk Steel Mill Co. Ltd.	11,358	141,674
#	Dongsuh Cos., Inc.	25,849	547,344
*	Doosan Bobcat, Inc.	59,853	1,876,943
# *	Doosan Fuel Cell Co. Ltd.	28,267	828,294
# *	Doosan Heavy Industries & Construction Co. Ltd.	636,878	9,577,414
*	Doosan Infracore Co. Ltd.	223,139	1,100,967
	Douzone Bizon Co. Ltd.	12,968	574,807
	Ecopro BM Co. Ltd.	4,743	1,347,640
*	E-MART, Inc.	19,906	2,215,566
	Fila Holdings Corp.	77,446	1,913,324
*	Genexine, Inc.	9,991	405,485
	Green Cross Corp.	4,475	662,555
	GS Engineering & Construction Corp.	105,570	3,513,214
	GS Holdings Corp.	73,588	2,375,927
	GS Retail Co. Ltd.	69,852	1,586,024
	Hana Financial Group, Inc.	355,643	13,400,054
*	Hanjin Kal Corp.	6,881	302,726
	Hankook Tire & Technology Co. Ltd.	118,437	3,344,325
	Hanmi Pharm Co. Ltd.	3,574	737,666
	Hanmi Science Co. Ltd.	7,614	286,292
	Hanon Systems	199,212	1,787,583
#	Hansol Chemical Co. Ltd.	9,131	1,641,443
	Hanssem Co. Ltd.	8,117	495,679
#	Hanwha Aerospace Co. Ltd.	44,162	1,790,278
	Hanwha Corp.	56,544	1,410,542
	Hanwha Life Insurance Co. Ltd.	349,192	858,591
*	Hanwha Solutions Corp.	159,710	4,358,738
#	Hite Jinro Co. Ltd.	33,895	837,140
*	HLB, Inc.	63,504	1,703,030
*	HMM Co. Ltd.	250,482	4,663,482
#	Hotel Shilla Co. Ltd.	16,475	999,244
*	Hugel, Inc.	3,673	420,151
*	Hyosung Advanced Materials Corp.	2,410	874,367
	Hyosung Corp.	9,034	623,129
	Hyosung TNC Corp.	2,746	975,458
	Hyundai Autoever Corp.	3,482	389,510
	Hyundai Department Store Co. Ltd.	6,109	367,909
	Hyundai Elevator Co. Ltd.	17,141	523,156
	Hyundai Engineering & Construction Co. Ltd.	84,807	3,037,126
	Hyundai Glovis Co. Ltd.	28,655	3,920,319
	Hyundai Heavy Industries Holdings Co. Ltd.	50,425	2,033,137
	Hyundai Marine & Fire Insurance Co. Ltd.	145,413	3,093,818
# *	Hyundai Mipo Dockyard Co. Ltd.	26,074	1,514,726
	Hyundai Mobis Co. Ltd.	59,731	11,725,339
	Hyundai Motor Co.	59,619	9,609,325
*	Hyundai Rotem Co. Ltd.	47,080	744,510
	Hyundai Steel Co.	94,371	3,116,893
#	Hyundai Wia Corp.	16,610	951,324
	Iljin Materials Co. Ltd.	12,480	1,008,634
*	Industrial Bank of Korea	343,994	2,986,661
*	Kakao Corp.	87,084	6,290,222
*	Kangwon Land, Inc.	79,281	1,666,952
	KB Financial Group, Inc.	366,997	18,188,237
	KB Financial Group, Inc., ADR	30,584	1,523,083
	KCC Corp.	4,724	1,530,391
	KCC Glass Corp.	1,839	90,761
	KEPCO Engineering & Construction Co., Inc.	4,509	268,398

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kia Corp.	159,738	$11,137,846
	KIWOOM Securities Co. Ltd.	35,015	2,637,656
# *	KMW Co. Ltd.	13,691	373,633
# *	Kolon Industries, Inc.	14,644	761,476
	Korea Aerospace Industries Ltd.	53,028	1,594,290
*	Korea Electric Power Corp., Sponsored ADR	76,175	660,437
*	Korea Electric Power Corp.	92,178	1,584,926
*	Korea Gas Corp.	24,489	720,351
	Korea Investment Holdings Co. Ltd.	67,038	4,110,727
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,101	2,913,728
	Korea Zinc Co. Ltd.	7,205	3,064,848
*	Korean Air Lines Co. Ltd.	222,230	5,366,303
*	KT Corp., Sponsored ADR	82,100	1,064,016
*	KT&G Corp.	128,137	8,277,117
#	Kumho Petrochemical Co. Ltd.	35,567	4,415,413
*	L&F Co. Ltd.	8,283	1,224,185
#	LEENO Industrial, Inc.	10,832	1,680,857
	LG Chem Ltd.	28,624	15,344,188
	LG Corp.	73,098	4,520,488
# *	LG Display Co. Ltd., ADR	376,225	3,118,905
	LG Display Co. Ltd.	340,337	5,723,637
	LG Electronics, Inc.	199,804	21,707,202
	LG Household & Health Care Ltd.	5,830	4,742,400
#	LG Innotek Co. Ltd.	17,444	5,244,529
	LG Uplus Corp.	528,937	5,763,635
	Lotte Chemical Corp.	23,864	3,924,264
	Lotte Corp.	29,812	666,038
	LOTTE Fine Chemical Co. Ltd.	11,719	673,736
#	Lotte Shopping Co. Ltd.	12,790	859,653
	LS Corp.	19,269	811,853
	LS Electric Co. Ltd.	22,156	914,637
*	LX Holdings Corp.	32,322	255,876
	Macquarie Korea Infrastructure Fund	340,681	3,815,812
# *	Mando Corp.	57,999	2,554,280
#	Meritz Financial Group, Inc.	67,208	2,435,637
	Meritz Fire & Marine Insurance Co. Ltd.	82,530	3,178,859
	Meritz Securities Co. Ltd.	519,143	2,645,777
#	Mirae Asset Securities Co. Ltd.	456,777	3,271,985
	NAVER Corp.	40,916	10,807,576
	NCSoft Corp.	6,356	2,863,788
Ω	Netmarble Corp.	8,792	814,048
	NH Investment & Securities Co. Ltd.	177,468	1,701,634
	NongShim Co. Ltd.	2,415	651,816
*	OCI Co. Ltd.	22,783	1,714,683
	Orion Corp.	21,944	1,795,624
#	Osstem Implant Co. Ltd.	7,119	842,705
	Ottogi Corp.	1,318	480,660
	Pan Ocean Co. Ltd.	365,699	1,526,402
# *	Pearl Abyss Corp.	18,229	1,454,277
	POSCO, Sponsored ADR	11,993	678,084
	POSCO	60,102	13,444,422
#	POSCO Chemical Co. Ltd.	8,517	800,663
#	Posco International Corp.	84,360	1,458,877
	S-1 Corp.	25,192	1,411,004
* Ω	Samsung Biologics Co. Ltd.	4,753	2,942,483
	Samsung C&T Corp.	72,887	6,593,932
	Samsung Card Co. Ltd.	26,138	672,931
	Samsung Electro-Mechanics Co. Ltd.	51,069	7,769,533
	Samsung Electronics Co. Ltd.	3,240,501	201,556,175

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Engineering Co. Ltd.	194,709	$3,562,900
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	6,844,010
# *	Samsung Heavy Industries Co. Ltd.	684,240	2,974,110
	Samsung Life Insurance Co. Ltd.	59,066	2,991,626
	Samsung SDI Co. Ltd.	19,354	9,605,075
	Samsung SDS Co. Ltd.	19,811	2,351,662
	Samsung Securities Co. Ltd.	74,696	2,522,131
#	Seegene, Inc.	39,238	1,795,954
#	Shin Poong Pharmaceutical Co. Ltd.	17,525	354,666
	Shinhan Financial Group Co. Ltd.	380,795	12,196,559
	Shinhan Financial Group Co. Ltd., ADR	53,025	1,701,572
*	Shinsegae, Inc.	10,056	1,973,760
# *	SK Biopharmaceuticals Co. Ltd.	12,316	786,201
#	SK Chemicals Co. Ltd.	13,677	1,447,825
	SK Hynix, Inc.	475,556	49,223,732
*	SK Innovation Co. Ltd.	40,708	7,471,056
#	SK Networks Co. Ltd.	263,376	997,420
	SK Telecom Co. Ltd.	14,597	694,746
	SK, Inc.	45,127	8,353,812
	SKC Co. Ltd.	15,436	1,858,338
	S-Oil Corp.	49,593	3,764,774
	Solus Advanced Materials Co. Ltd.	8,394	487,996
	Soulbrain Co. Ltd.	4,534	939,348
	Ssangyong C&E Co. Ltd.	107,296	685,867
*	Studio Dragon Corp.	9,633	617,132
*	Tokai Carbon Korea Co. Ltd.	3,309	359,497
*	Wemade Co. Ltd.	8,431	849,161
#	WONIK IPS Co. Ltd.	21,433	707,325
	Woori Financial Group, Inc.	625,774	7,698,501
*	Youngone Corp.	9,376	365,227
#	Yuhan Corp.	45,083	2,137,413
TOTAL SOUTH KOREA			735,458,188
TAIWAN — (17.8%)
	Accton Technology Corp.	522,000	5,040,774
#	Acer, Inc.	4,172,811	4,327,537
#	Advantech Co. Ltd.	175,190	2,428,186
	Airtac International Group	159,602	5,603,471
#	Alchip Technologies Ltd.	64,000	2,220,332
#	AP Memory Technology Corp.	73,000	1,085,388
#	ASE Technology Holding Co. Ltd., ADR	27,294	193,243
#	ASE Technology Holding Co. Ltd.	3,304,782	12,036,317
	Asia Cement Corp.	2,725,758	4,367,153
#	ASMedia Technology, Inc.	22,000	1,268,529
	ASPEED Technology, Inc.	23,000	2,584,591
#	Asustek Computer, Inc.	701,180	9,166,868
#	AU Optronics Corp.	11,326,873	8,420,707
	Catcher Technology Co. Ltd.	913,429	5,147,011
	Cathay Financial Holding Co. Ltd.	3,834,340	8,893,929
	Chailease Holding Co. Ltd.	1,428,301	13,100,856
	Chang Hwa Commercial Bank Ltd.	5,973,403	3,823,417
	Cheng Shin Rubber Industry Co. Ltd.	2,772,965	3,486,025
	Chicony Electronics Co. Ltd.	880,497	2,825,214
*	China Airlines Ltd.	6,344,536	5,528,771
	China Development Financial Holding Corp.	13,783,045	9,194,253
	China Steel Corp.	12,533,932	15,339,126
#	Chipbond Technology Corp.	986,000	2,459,183
#	Chroma ATE, Inc.	421,000	3,281,659
#	Chung Hung Steel Corp.	1,029,000	1,403,145

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd., Sponsored ADR	127,464	$5,533,212
	Chunghwa Telecom Co. Ltd.	683,000	2,902,764
	Compal Electronics, Inc.	5,540,541	5,066,753
	CTBC Financial Holding Co. Ltd.	16,703,175	16,791,856
	Delta Electronics, Inc.	1,704,486	16,815,509
#	E Ink Holdings, Inc.	691,000	3,766,293
	E.Sun Financial Holding Co. Ltd.	9,922,101	10,433,986
	Eclat Textile Co. Ltd.	153,402	3,403,142
#	Elan Microelectronics Corp.	333,000	1,976,985
	Elite Material Co. Ltd.	288,000	2,808,143
	Elite Semiconductor Microelectronics Technology, Inc.	137,000	727,350
	eMemory Technology, Inc.	67,000	3,911,461
	Eternal Materials Co. Ltd.	808,591	1,071,440
*	Eva Airways Corp.	4,066,758	3,630,409
	Evergreen Marine Corp. Taiwan Ltd.	4,166,222	17,676,150
	Far Eastern International Bank	432,098	171,371
	Far Eastern New Century Corp.	3,222,085	3,375,372
	Far EasTone Telecommunications Co. Ltd.	2,056,000	4,818,968
	Farglory Land Development Co. Ltd.	48,000	110,903
	Feng TAY Enterprise Co. Ltd.	488,559	4,006,754
	First Financial Holding Co. Ltd.	9,610,084	8,751,127
	FocalTech Systems Co. Ltd.	136,000	742,140
	Formosa Chemicals & Fibre Corp.	3,441,518	9,865,353
	Formosa Petrochemical Corp.	542,000	1,891,564
	Formosa Plastics Corp.	3,167,153	12,144,355
#	Formosa Sumco Technology Corp.	85,000	889,486
	Formosa Taffeta Co. Ltd.	699,000	723,064
#	Foxconn Technology Co. Ltd.	1,025,627	2,259,304
	Fubon Financial Holding Co. Ltd.	3,769,554	10,402,138
	General Interface Solution Holding Ltd.	39,000	136,202
	Genius Electronic Optical Co. Ltd.	130,695	2,281,443
	Giant Manufacturing Co. Ltd.	435,506	5,044,162
#	Gigabyte Technology Co. Ltd.	662,000	3,415,951
	Global Unichip Corp.	89,000	1,562,720
#	Globalwafers Co. Ltd.	146,000	4,166,698
#	HannStar Display Corp.	2,565,000	1,528,358
	Highwealth Construction Corp.	909,841	1,539,120
	Hiwin Technologies Corp.	407,853	3,948,945
	Hon Hai Precision Industry Co. Ltd.	5,794,322	21,664,544
	Hotai Motor Co. Ltd.	288,000	6,307,193
	Hua Nan Financial Holdings Co. Ltd.	8,374,401	6,635,513
#	Innolux Corp.	13,509,241	8,485,311
	International Games System Co. Ltd.	73,000	1,886,269
	Inventec Corp.	2,894,550	2,655,046
	ITEQ Corp.	225,455	1,036,353
	King Yuan Electronics Co. Ltd.	1,629,000	2,700,309
	King's Town Bank Co. Ltd.	329,000	484,152
#	Kinsus Interconnect Technology Corp.	298,000	2,253,496
	Largan Precision Co. Ltd.	82,860	6,140,298
	Lien Hwa Industrial Holdings Corp.	839,106	1,859,458
	Lite-On Technology Corp.	2,650,410	6,121,398
	Lotes Co. Ltd.	76,139	2,001,097
	Macronix International Co. Ltd.	2,894,074	4,413,778
#	Makalot Industrial Co. Ltd.	272,000	2,291,128
	MediaTek, Inc.	799,995	31,775,153
*	Medigen Vaccine Biologics Corp.	72,000	655,901
	Mega Financial Holding Co. Ltd.	10,406,369	13,927,655
	Merida Industry Co. Ltd.	207,287	2,187,535
	Micro-Star International Co. Ltd.	982,000	5,492,704

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	momo.com, Inc.	32,500	$1,328,044
	Nan Ya Plastics Corp.	3,815,599	12,048,684
#	Nan Ya Printed Circuit Board Corp.	91,000	1,597,989
#	Nantex Industry Co. Ltd.	519,000	1,571,708
	Nanya Technology Corp.	1,356,010	3,602,259
	Nien Made Enterprise Co. Ltd.	284,000	4,005,814
#	Novatek Microelectronics Corp.	839,000	14,754,861
#	Nuvoton Technology Corp.	127,000	676,787
*	Oneness Biotech Co. Ltd.	187,000	1,617,080
	Parade Technologies Ltd.	64,000	4,725,070
	Pegatron Corp.	2,627,345	6,604,333
	Phison Electronics Corp.	149,000	2,469,534
	Pou Chen Corp.	2,710,487	3,151,213
	Powertech Technology, Inc.	1,292,819	4,607,852
	Poya International Co. Ltd.	56,933	868,893
	President Chain Store Corp.	376,831	3,599,158
	Qisda Corp.	2,157,000	2,335,242
	Quanta Computer, Inc.	2,786,000	9,429,740
#	Radiant Opto-Electronics Corp.	717,000	2,654,409
#	Realtek Semiconductor Corp.	330,950	6,420,477
	Ruentex Development Co. Ltd.	1,330,483	3,098,044
	Ruentex Industries Ltd.	509,741	1,764,016
	Shanghai Commercial & Savings Bank Ltd.	2,889,000	4,874,024
	Shin Kong Financial Holding Co. Ltd.	13,710,712	5,526,915
	Silergy Corp.	31,000	4,190,098
	Simplo Technology Co. Ltd.	260,000	2,973,379
#	Sinbon Electronics Co. Ltd.	190,000	1,847,946
	Sino Horizon Holdings Ltd.	15,000	14,756
	Sino-American Silicon Products, Inc.	705,000	5,518,276
	SinoPac Financial Holdings Co. Ltd.	12,946,623	7,746,148
	Standard Foods Corp.	549,418	1,019,267
	Synnex Technology International Corp.	1,463,343	3,603,749
#	TA Chen Stainless Pipe	1,981,013	3,199,495
	Taichung Commercial Bank Co. Ltd.	1,699,425	817,438
	Taishin Financial Holding Co. Ltd.	13,137,036	9,394,739
	Taiwan Business Bank	7,556,336	2,818,444
	Taiwan Cement Corp.	5,200,034	8,843,839
	Taiwan Cooperative Financial Holding Co. Ltd.	9,048,549	8,681,726
#	Taiwan FamilyMart Co. Ltd.	48,000	417,674
	Taiwan Fertilizer Co. Ltd.	650,000	1,580,231
	Taiwan Glass Industry Corp.	1,402,375	1,199,476
	Taiwan High Speed Rail Corp.	1,713,000	1,764,575
	Taiwan Mobile Co. Ltd.	2,268,300	8,153,188
	Taiwan Secom Co. Ltd.	354,670	1,302,500
	Taiwan Semiconductor Manufacturing Co. Ltd.	14,073,808	325,414,397
# *	Tatung Co. Ltd.	2,196,000	2,309,275
	Teco Electric & Machinery Co. Ltd.	2,143,000	2,292,576
	Tong Hsing Electronic Industries Ltd.	33,000	324,812
	Tripod Technology Corp.	641,870	2,996,584
	Tung Ho Steel Enterprise Corp.	209,040	516,106
	U-Ming Marine Transport Corp.	289,000	570,738
	Unimicron Technology Corp.	937,000	7,024,448
	Uni-President Enterprises Corp.	5,006,033	12,269,637
#	United Microelectronics Corp., Sponsored ADR	43,700	429,571
	United Microelectronics Corp.	8,749,000	18,279,279
#	Vanguard International Semiconductor Corp.	590,000	2,846,105
	Voltronic Power Technology Corp.	81,224	4,185,904
	Walsin Lihwa Corp.	2,671,000	2,534,471
	Walsin Technology Corp.	455,000	2,539,209

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wan Hai Lines Ltd.	819,780	$4,493,865
	Win Semiconductors Corp.	493,034	6,107,848
	Winbond Electronics Corp.	4,548,407	5,076,516
††	Wintek Corp.	604,760	7,460
	Wisdom Marine Lines Co. Ltd.	390,000	1,059,543
	Wistron Corp.	4,577,699	5,203,314
	Wiwynn Corp.	106,000	3,885,811
	WPG Holdings Ltd.	2,113,039	4,165,745
#	Yageo Corp.	359,682	6,129,972
*	Yang Ming Marine Transport Corp.	2,345,000	8,685,676
#	YFY, Inc.	1,334,000	1,605,285
*	Yieh Phui Enterprise Co. Ltd.	808,000	644,029
	Yuanta Financial Holding Co. Ltd.	9,524,398	8,757,008
	Yulon Finance Corp.	287,700	1,832,688
	Yulon Motor Co. Ltd.	19,000	28,362
	Zhen Ding Technology Holding Ltd.	971,700	3,349,580
TOTAL TAIWAN			1,068,475,831
THAILAND — (1.9%)
	Advanced Info Service PCL	789,400	5,216,038
	AEON Thana Sinsap Thailand PCL	143,100	786,524
*	Airports of Thailand PCL	1,898,400	3,634,870
*	Asset World Corp. PCL	5,732,900	843,707
	B Grimm Power PCL	550,100	586,531
	Bangkok Bank PCL	448,700	1,819,327
	Bangkok Bank PCL	126,700	513,726
	Bangkok Chain Hospital PCL	1,937,800	1,088,357
	Bangkok Commercial Asset Management PCL	1,737,200	1,064,390
	Bangkok Dusit Medical Services PCL, Class F	3,978,300	2,676,496
	Bangkok Expressway & Metro PCL	4,257,799	1,048,625
	Bangkok Life Assurance PCL	494,900	635,440
	Banpu PCL	5,801,666	1,934,179
	Banpu Power PCL	669,100	339,624
	Berli Jucker PCL	1,097,400	1,046,477
	BTS Group Holdings PCL	4,536,300	1,253,460
	Bumrungrad Hospital PCL	171,300	725,433
	Carabao Group PCL, Class F	147,100	448,435
	Central Pattana PCL	882,500	1,437,922
*	Central Plaza Hotel PCL	149,900	157,576
	Central Retail Corp. PCL	1,431,850	1,462,169
	Charoen Pokphand Foods PCL	5,098,500	3,866,560
	Chularat Hospital PCL, Class F	4,224,400	418,697
	CK Power PCL	1,368,200	209,576
	Com7 PCL, Class F	593,000	1,398,123
	CP ALL PCL	3,770,100	7,105,384
	Delta Electronics Thailand PCL	137,300	1,430,939
	Dohome PCL	644,500	427,795
	Electricity Generating PCL	231,200	1,180,478
	Energy Absolute PCL	823,900	2,208,532
	Global Power Synergy PCL, Class F	282,900	664,872
	Gulf Energy Development PCL	1,161,100	1,708,782
	Gunkul Engineering PCL	5,031,100	1,042,637
	Hana Microelectronics PCL	536,596	1,120,091
	Home Product Center PCL	4,333,713	1,835,271
	Indorama Ventures PCL	1,401,500	1,999,437
	Intouch Holdings PCL, Class F	298,300	687,627
	IRPC PCL	22,011,000	2,512,143
*	Jasmine Technology Solution PCL	26,600	135,816
	Jay Mart PCL	238,900	383,876

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL, Class F	428,253	$823,192
	Kasikornbank PCL	121,700	550,108
	Kasikornbank PCL	5,500	24,696
	KCE Electronics PCL	893,000	1,924,396
	Kiatnakin Phatra Bank PCL	268,500	560,467
	Krung Thai Bank PCL	3,247,887	1,365,683
	Krungthai Card PCL	695,700	1,253,702
	Land & Houses PCL	6,942,300	2,043,386
*	Minor International PCL	1,414,383	1,295,650
	MK Restaurants Group PCL	302,800	475,186
	Muangthai Capital PCL	601,100	1,015,524
	Osotspa PCL	1,389,900	1,346,277
	PTT Exploration & Production PCL	1,258,355	4,894,338
	PTT Global Chemical PCL	1,207,972	2,049,870
	PTT PCL	6,782,700	7,944,896
	Ratch Group PCL	676,900	904,702
	Regional Container Lines PCL	696,300	878,348
	Siam Cement PCL	370,900	4,299,967
	Siam Cement PCL	76,500	884,592
	Siam City Cement PCL	72,189	347,990
	Siam Commercial Bank PCL	355,366	1,339,493
	Siam Global House PCL	1,480,139	844,651
	Sri Trang Agro-Industry PCL	1,804,908	1,626,287
	Sri Trang Gloves Thailand PCL	324,900	282,988
	Srisawad Corp. PCL	1,019,572	1,844,998
*	Star Petroleum Refining PCL	289,300	83,414
	Thai Oil PCL	1,530,300	2,412,997
	Thai Union Group PCL, Class F	5,480,440	3,440,192
	Tisco Financial Group PCL	407,300	1,208,016
	TMBThanachart Bank PCL	25,172,967	1,028,240
	TOA Paint Thailand PCL	858,300	786,249
	Total Access Communication PCL	994,700	1,381,735
	True Corp. PCL	21,417,131	3,100,483
	TTW PCL	1,054,700	370,626
	VGI PCL	2,564,900	423,696
	Vinythai PCL	322,000	374,756
	WHA Corp. PCL	8,082,200	830,188
TOTAL THAILAND			115,317,921
TURKEY — (0.4%)
	Akbank TAS	2,388,099	1,438,784
	Aksa Akrilik Kimya Sanayii AS	26,354	63,582
*	Aksa Enerji Uretim AS	381,816	360,399
	Anadolu Efes Biracilik Ve Malt Sanayii AS	250,784	548,417
#	Arcelik AS	234,471	907,354
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	449,020
#	BIM Birlesik Magazalar AS	365,995	1,935,875
#	Borusan Yatirim ve Pazarlama AS	2,256	60,423
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	21,834
	Coca-Cola Icecek AS	73,685	633,781
#	Dogan Sirketler Grubu Holding AS	822,958	186,914
	Dogus Otomotiv Servis ve Ticaret AS	9,274	33,161
Ω	Enerjisa Enerji AS	87,431	97,322
	Enka Insaat ve Sanayi AS	724,135	853,901
	Eregli Demir ve Celik Fabrikalari TAS	968,005	1,997,301
	Ford Otomotiv Sanayi AS	57,714	1,076,740
*	Gubre Fabrikalari TAS	34,802	207,336
# *	Hektas Ticaret TAS	36,023	39,022
	Jantsa Jant Sanayi Ve Ticaret AS	29,225	136,946

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	$150,807
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	106,371	82,343
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	832,408
	KOC Holding AS	394,102	963,529
# *	Koza Altin Isletmeleri AS	22,016	213,126
*	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	435,303
*	Migros Ticaret AS	18,633	57,336
	Nuh Cimento Sanayi AS	15,123	55,067
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	364,708
*	Oyak Cimento Fabrikalari AS	119,573	81,444
*	Pegasus Hava Tasimaciligi AS	35,848	292,029
*	Petkim Petrokimya Holding AS	1,165,006	756,488
# *	Sasa Polyester Sanayi AS	131,993	465,371
	Sok Marketler Ticaret AS	30,110	32,874
*	TAV Havalimanlari Holding AS	252,220	693,971
#	Tofas Turk Otomobil Fabrikasi AS	74,286	446,108
*	Turk Hava Yollari AO	888,532	1,915,777
	Turk Telekomunikasyon AS	467,239	337,132
	Turk Traktor ve Ziraat Makineleri AS	7,711	128,117
#	Turkcell Iletisim Hizmetleri AS	936,850	1,321,236
	Turkiye Garanti Bankasi AS	1,573,948	1,410,815
# *	Turkiye Halk Bankasi AS	651,232	241,521
#	Turkiye Is Bankasi AS, Class C	1,304,862	823,235
*	Turkiye Petrol Rafinerileri AS	64,525	831,130
	Turkiye Sise ve Cam Fabrikalari AS	1,130,637	1,176,669
*	Turkiye Vakiflar Bankasi TAO, Class D	822,870	236,014
	Ulker Biskuvi Sanayi AS	111,260	143,798
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	158,714
#	Vestel Elektronik Sanayi ve Ticaret AS	188,411	343,306
#	Yapi ve Kredi Bankasi AS	3,271,613	1,004,069
TOTAL TURKEY			27,042,557
UNITED ARAB EMIRATES — (0.8%)
	Abu Dhabi Commercial Bank PJSC	2,084,907	5,085,901
	Abu Dhabi Islamic Bank PJSC	1,107,408	2,102,093
	Abu Dhabi National Oil Co. for Distribution PJSC	1,309,234	1,474,378
	Aldar Properties PJSC	3,826,090	4,318,052
	Dubai Islamic Bank PJSC	1,820,580	2,738,915
	Emaar Properties PJSC	4,051,264	5,398,225
	Emirates Integrated Telecommunications Co. PJSC	174,338	309,506
	Emirates NBD Bank PJSC	1,126,916	4,110,040
	Emirates Telecommunications Group Co. PJSC	1,179,130	10,618,402
	First Abu Dhabi Bank PJSC	1,787,602	9,753,224
*	International Holding Co. PJSC	24,261	1,008,397
TOTAL UNITED ARAB EMIRATES			46,917,133
UNITED STATES — (0.0%)
	Sempra Energy	10,011	1,384,928
TOTAL COMMON STOCKS			5,862,799,379
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Alpargatas SA	100,600	550,922
	Banco Bradesco SA	2,390,444	10,263,860
Ω	Banco Inter SA	179,984	294,206
	Braskem SA Class A	48,439	448,531
	Centrais Eletricas Brasileiras SA Class B	103,746	673,653

The Emerging Markets Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Cia de Transmissao de Energia Eletrica Paulista	122,300	$556,443
	Cia Energetica de Minas Gerais	841,823	2,081,530
	Cia Paranaense de Energia	926,126	1,252,252
	Gerdau SA	710,616	3,725,645
	Itau Unibanco Holding SA	2,317,176	11,053,289
	Petroleo Brasileiro SA	2,024,507	12,333,629
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	705,619	2,122,132
TOTAL BRAZIL			45,356,092
CHILE — (0.0%)
	Embotelladora Andina SA Class B	488,074	1,049,838
COLOMBIA — (0.0%)
*	Banco Davivienda SA	73,105	616,649
	Grupo Argos SA	38,570	115,286
	Grupo Aval Acciones y Valores SA	3,126,389	892,511
	Grupo de Inversiones Suramericana SA	84,488	615,075
TOTAL COLOMBIA			2,239,521
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	1,442	80,671
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	1,176,143	398,334
TOTAL PREFERRED STOCKS			49,124,456
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	CITIC Securities Co. Ltd. Rights 02/23/22	321,300	126,920
SOUTH KOREA — (0.0%)
*	Doosan Heavy Industries & Construction Co. Ltd. Rights 02/11/22	80,867	114,039
THAILAND — (0.0%)
*	Banpu PCL Warrants 10/01/22	1,131,516	159,048
TOTAL RIGHTS/WARRANTS			400,007
TOTAL INVESTMENT SECURITIES (Cost $3,460,553,563)			5,912,323,842

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	8,033,688	92,941,739
TOTAL INVESTMENTS — (100.0%)
(Cost $3,553,484,324)^^			$6,005,265,581

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

The Emerging Markets Series
CONTINUED
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	03/18/22	$39,913,135	$39,806,000	$(107,135)
S&P 500® Emini Index	8	03/18/22	1,768,568	1,801,700	33,132
Total Futures Contracts			$41,681,703	$41,607,700	$(74,003)
Summary of the Series' investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,969,496	—	—	$202,969,496
Chile	12,482,254	$14,645,313	—	27,127,567
China	281,913,619	1,496,382,272	$651,208	1,778,947,099
Colombia	9,397,134	—	—	9,397,134
Czech Republic	—	9,853,295	—	9,853,295
Egypt	3,328	3,650,376	—	3,653,704
Greece	—	15,304,509	12,758	15,317,267
Hong Kong	—	4,333,687	—	4,333,687
Hungary	—	19,353,128	—	19,353,128
India	37,188,220	796,262,037	—	833,450,257
Indonesia	—	105,323,304	—	105,323,304
Malaysia	—	86,384,788	—	86,384,788
Mexico	121,002,800	—	—	121,002,800
Netherlands	—	992	—	992
Peru	6,986,288	—	—	6,986,288
Philippines	1,391,028	46,193,784	—	47,584,812
Poland	—	49,353,576	—	49,353,576
Qatar	—	40,659,295	—	40,659,295
Russia	12,417,878	54,972,282	—	67,390,160
Saudi Arabia	—	208,254,020	—	208,254,020
South Africa	37,967,051	192,893,101	—	230,860,152
South Korea	8,746,097	726,712,091	—	735,458,188
Taiwan	6,156,026	1,062,312,345	7,460	1,068,475,831
Thailand	115,317,921	—	—	115,317,921
Turkey	1,915,777	25,126,780	—	27,042,557
United Arab Emirates	—	46,917,133	—	46,917,133
United States	1,384,928	—	—	1,384,928
Preferred Stocks
Brazil	45,356,092	—	—	45,356,092
Chile	—	1,049,838	—	1,049,838
Colombia	2,239,521	—	—	2,239,521
South Korea	—	80,671	—	80,671
Taiwan	398,334	—	—	398,334
Rights/Warrants
China	—	126,920	—	126,920
South Korea	—	114,039	—	114,039
Thailand	—	159,048	—	159,048

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$92,941,739	—	$92,941,739
Futures Contracts**	$(74,003)	—	—	(74,003)
TOTAL	$905,159,789	$5,099,360,363	$671,426^	$6,005,191,578
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2022, the Trust consisted of ten operational portfolios, of which three (the "Series") are included in this document and are "Master Funds" in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$17,107,085
The DFA International Value Series	10,656,397
The Emerging Markets Series	3,582,927
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.